UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5017

W&R Target Funds, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE INVESTMENTS OF ASSET STRATEGY PORTFOLIO
September 30, 2004
BULLION - 8.35%	Troy Ounces	Value

Gold	50,496	$21,130,147

(Cost: $19,147,809)

COMMON STOCKS	Shares

Air Transportation - 0.48%
BAA plc (A)	122,290	1,224,941

Aircraft - 2.00%
Lockheed Martin Corporation	45,800	2,554,724
United Technologies Corporation	26,800	2,502,584

		5,057,308

Aluminum - 2.26%
Alcan Inc.	66,600	3,183,480
Aluminium Corporation of China Limited, H Shares (A)	3,930,000	2,545,043

		5,728,523

Broadcasting - 1.10%
Cox Communications, Inc., Class A*	84,200	2,789,546

Business Equipment and Services - 1.50%
Mitsubishi Corporation (A)	118,500	1,280,761
First Data Corporation	57,700	2,509,950

		3,790,711

Capital Equipment - 3.05%
Caterpillar Inc.	55,600	4,473,020
Chicago Bridge & Iron Company N.V., NY Shares	26,148	784,179
Deere & Company	38,100	2,459,355

		7,716,554

Chemicals - Petroleum and Inorganic - 0.24%
LG Chem, Ltd.* (A)	15,860	601,895

Coal - 2.17%
Peabody Energy Corporation (D)	92,400	5,497,800

Computers - Micro - 0.48%
Dell Inc.*	34,300	1,219,365

Computers -- Peripherals - 0.68%
Lexmark International, Inc.*	20,400	1,713,804

Construction Materials - 1.99%
Cemex, S.A. de C.V., ADR	178,769	5,030,560

Consumer Electronics - 0.86%
Matsushita Electric Industrial Co., Ltd. (A)	163,000	2,175,897

Cosmetics and Toiletries - 1.00%
Avon Products, Inc.	58,200	2,542,176

Electronic Components - 3.16%
Samsung Electronics Co., Ltd. (A)	13,730	5,460,999
Motorola, Inc.	75,200	1,356,608
Texas Instruments Incorporated	54,700	1,164,016

		7,981,623

Food and Related - 3.26%
Archer Daniels Midland Company	260,400	4,421,592
Bunge Limited	89,823	3,591,124
J.M. Smucker Company (The)	5,300	235,373

		8,248,089

Forest and Paper Products - 1.81%
Aracruz Celulose S.A., ADR	51,700	1,712,304
Weyerhaeuser Company	43,200	2,871,936

		4,584,240

Gold and Precious Metals - 5.45%
Agnico-Eagle Mines Limited	73,400	1,048,152
Barrick Gold Corporation	274,400	5,773,376
Open Joint Stock Company "Mining and Metallurgical Company Norilsk Nickel", ADR	60,650	3,851,275
Yanzhou Coal Mining Company Limited,
Class H (A)	2,402,000	3,111,040

		13,783,843

Health Care - Drugs - 1.21%
Gilead Sciences, Inc.*	17,600	657,800
Pfizer Inc.	78,500	2,402,100

		3,059,900

Health Care - General - 0.76%
Boston Scientific Corporation*	32,900	1,307,117
Schein (Henry), Inc.*	9,900	616,820

		1,923,937

Hospital Supply and Management - 0.78%
Caremark Rx, Inc.*	61,700	1,978,719

Mining - 7.54%
Alumina Limited (A)	561,390	2,285,491
BHP Billiton Plc (A)	360,100	3,745,898
Inco Limited*	40,200	1,569,810
Freeport-McMoRan Copper & Gold Inc., Class B	179,007	7,249,784
Rio Tinto plc (A)	157,390	4,232,554

		19,083,537

Motor Vehicle Parts - 0.44%
Denway Motors Limited* (A)	3,346,000	1,115,605

Motor Vehicles - 0.52%
Toyota Motor Corporation (A)	34,300	1,313,544

Multiple Industry - 8.42%
AU Optronics Corp., ADR	152,600	1,910,552
BUCYRUS International, Inc., Class A*	27,800	934,775
Companhia Vale do Rio Doce, ADR	342,600	7,698,222
General Electric Company	181,900	6,108,202
Hutchison Whampoa Limited, Ordinary
Shares (A)	594,000	4,646,516

		21,298,267

Non-Residential Construction - 1.54%
Hyundai Heavy Industries Co., Ltd. (A)	98,850	2,661,181
Fluor Corporation	27,765	1,236,098

		3,897,279

Petroleum -- International - 6.52%
Anadarko Petroleum Corporation	78,823	5,230,694
Burlington Resources Inc.	111,920	4,566,336
Exxon Mobil Corporation	138,491	6,693,270

		16,490,300

Petroleum -- Services - 3.04%
Baker Hughes Incorporated	29,200	1,276,624
Schlumberger Limited	75,900	5,108,829
Transocean Inc.*	36,400	1,302,392

		7,687,845

Railroad - 0.98%
Union Pacific Corporation	42,300	2,478,780

Real Estate Investment Trust - 2.34%
Keppel Land Limited (A)	1,008,000	1,137,022
Mitsubishi Estate Co., Ltd. (A)	223,000	2,327,238
Mitsui Fudosan Co., Ltd. (A)	235,000	2,443,940

		5,908,200

Restaurants - 0.30%
Panera Bread Company, Class A*	20,180	757,456

Security and Commodity Brokers - 1.15%
Chicago Mercantile Exchange Holdings Inc.	18,000	2,903,400

Utilities -- Electric - 3.25%
Dominion Resources, Inc.	55,700	3,634,425
Huaneng Power International, Inc., H Shares (A)	4,084,000	3,299,419
Veolia Environment (A)	44,550	1,281,918

		8,215,762

Utilities -- Telephone - 0.51%
Vodafone Group Plc, ADR	53,800	1,297,118

TOTAL COMMON STOCKS - 70.79%		$179,096,524

(Cost: $161,343,180)

	Principal Amount in Thousands

CORPORATE DEBT SECURITIES

Aircraft - 0.20%
Raytheon Company,
6.5%, 7-15-05	$$500	514,802

Banks - 0.20%
Norwest Financial, Inc.,
7.6%, 5-3-05	500	515,131

Beverages - 0.24%
Companhia Brasileira de Bebidas,
10.5%, 12-15-11	500	616,250

Capital Equipment - 0.44%
Hyundai Motor Company,
5.3%, 12-19-08 (B)	1,080	1,108,532

Construction Materials - 0.70%
Interface, Inc.:
7.3%, 4-1-08	520	522,600
9.5%, 2-1-14	550	569,250
Hanson Overseas B.V.,
6.75%, 9-15-05	650	674,260

		1,766,110

Cosmetics and Toiletries - 0.20%
Gillette Company (The),
3.75%, 12-1-04 (B)	500	501,326

Finance Companies - 0.30%
Exxon Capital Corporation,
6.0%, 7-1-05	750	768,952

Food and Related - 0.20%
Sara Lee Corporation,
6.45%, 9-26-05	500	516,648

Forest and Paper Products - 0.26%
Abitibi-Consolidated Inc.,
8.3%, 8-1-05	625	645,313

Furniture and Furnishings - 0.10%
Leggett & Platt, Incorporated,
7.65%, 2-15-05	250	254,196

Health Care -- Drugs - 0.40%
Merck & Co., Inc.,
6.75%, 9-19-05	500	519,735
Pfizer Inc.,
3.625%, 11-1-04	500	500,621

		1,020,356

Household - General Products - 0.20%
Procter & Gamble Company (The),
6.6%, 12-15-04	500	504,746

Multiple Industry - 0.90%
National Rural Utilities Cooperative Finance
Corporation:
5.5%, 1-15-05	500	504,452
3.0%, 2-15-06	750	752,732
Hutchison Whampoa International (03/33) Limited,
6.25%, 1-24-14 (B)	520	533,617
Sino-Forest Corporation,
9.125%, 8-17-11 (B)	475	488,062

		2,278,863

Security and Commodity Brokers - 0.24%
SLM Corporation,
4.0%, 7-25-14	600	598,596

Utilities -- Electric - 1.40%
Dominion Resources, Inc.,
7.625%, 7-15-05	750	778,740
Scana Corporation,
2.16125%, 11-15-06	2,000	2,003,708
Wisconsin Energy Corporation,
5.875%, 4-1-06	227	237,645
Wisconsin Power and Light Company,
7.6%, 7-1-05	500	517,743

		3,537,836

Utilities - Gas and Pipeline - 0.51%
Consolidated Natural Gas Company,
7.25%, 10-1-04	500	500,000
Wisconsin Gas Company,
6.375%, 11-1-05	750	776,941

		1,276,941

Utilities -- Telephone - 0.63%
Verizon Global Funding Corp. and Verizon
Communications Inc.,
6.75%, 12-1-05	500	523,424
Open Joint Stock Company "Vimpel-Communications",
10.0%, 6-16-09 (B)	1,000	1,060,000

		1,583,424

TOTAL CORPORATE DEBT SECURITIES - 7.12%		$18,008,022

(Cost: $17,700,914)

OTHER GOVERNMENT SECURITIES

Canada - 0.20%
Her Majesty in right of Canada,
6.375%, 11-30-04	500	503,379

Japan - 2.87%
Japanese Government 15 Year Floating Rate Bond,
1.03%, 1-20-18 (C)	JPY 775,000	7,255,933

Korea - 0.39%
Korea Development Bank (The),
1.97%, 10-29-06	$1,000	996,270

TOTAL OTHER GOVERNMENT SECURITIES - 3.46%		$8,755,582

(Cost: $8,706,524)

UNITED STATES GOVERNMENT SECURITIES

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Agency
REMIC/CMO:
5.5%, 7-15-19	3,883	268,185
5.0%, 2-15-20	2,325	250,147
5.0%, 6-15-22	3,129	247,492
5.0%, 7-15-22	10,811	911,543
5.5%, 8-15-22	3,300	393,485
5.5%, 12-15-22	1,181	143,349
5.0%, 1-15-23	2,110	185,164
5.5%, 9-15-23	3,974	390,192
5.5%, 10-15-23	8,436	801,556
5.5%, 11-15-23	3,800	563,471
Federal National Mortgage Association Agency
REMIC/CMO,
5.5%, 11-25-25	3,885	427,032
Government National Mortgage Association Fixed
Rate Pass-Through Certificates:
5.5%, 11-15-16	572	597,920
5.5%, 11-15-16	152	159,179
5.5%, 12-15-16	937	978,933
5.5%, 12-15-16	597	624,144
5.5%, 12-15-16	400	418,140

TOTAL UNITED STATES GOVERNMENT SECURITIES - 2.91%		$7,359,932

(Cost: $7,220,019)

	Face Amount in Thousands
UNREALIZED GAIN (LOSS) ON OPEN
FORWARD CURRENCY CONTRACTS - (0.23%)

Australian Dollar, 5-19-05 (C)	AUD 7,450	(312,060)
Euro, 1-31-05 (C)	EUR 11,700	(143,246)
Great Britain Pound, 11-24-04 (C)	GBP 3,904	(72,352)
Japanese Yen, 11-24-04 (C)	JPY 7,181,923	107,519
Japanese Yen, 1-31-05 (C)	14,383,618	(156,418)

		($576,557)

TOTAL SHORT-TERM SECURITIES - 9.18%		$23,223,128

(Cost: $23,223,128)

TOTAL INVESTMENT SECURITIES - 101.58%		$256,996,778

(Cost: $237,341,574)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.58%)		(4,002,940)

NET ASSETS - 100.00%		$252,993,838

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)	Listed on an exchange outside the United States.
(B)
Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the total value of these securities amounted to $3,691,537 or 1.46% of net assets.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, EUR - Euro, GBP - Great Britain Pound, JPY - Japanese Yen).
(D)	As of September 30, 2004, a portion of this security was used as cover for the following written call options:
	Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

	Peabody Energy Corporation	924	December/65	$62,941	$120,120

THE INVESTMENTS OF TARGET BALANCED PORTFOLIO
September 30, 2004

COMMON STOCKS	Shares	Value

Aircraft - 2.03%
Lockheed Martin Corporation	217,100	$12,109,838

Aluminum - 1.24%
Alcoa Incorporated	220,500	7,406,595

Banks - 3.60%
Citigroup Inc.	197,200	8,700,464
Northern Trust Corporation	136,000	5,548,120
Wells Fargo & Company	121,900	7,268,897

		21,517,481

Beverages - 0.80%
Anheuser-Busch Companies, Inc.	29,000	1,448,550
Brown-Forman Corporation, Class B	73,400	3,361,720

		4,810,270

Broadcasting - 0.69%
Cox Communications, Inc., Class A*	124,279	4,117,363

Business Equipment and Services - 3.85%
Cintas Corporation	178,800	7,512,282
First Data Corporation	156,100	6,790,350
Manpower Inc.	195,400	8,693,346

		22,995,978

Capital Equipment - 2.44%
Illinois Tool Works Inc.	55,300	5,152,301
Ingersoll-Rand Company Limited, Class A	138,400	9,407,048

		14,559,349

Chemicals -- Petroleum and Inorganic - 0.81%
Dow Chemical Company (The)	106,800	4,825,224

Chemicals -- Specialty - 1.53%
Air Products and Chemicals, Inc.	168,600	9,168,468

Computers - Micro - 2.38%
Apple Computer, Inc.*	168,600	6,534,936
Dell Inc. *	216,657	7,702,156

		14,237,092

Computers -- Peripherals - 3.86%
Check Point Software Technologies Ltd.*	189,000	3,208,275
EMC Corporation*	623,300	7,192,882
Microsoft Corporation	457,800	12,655,881

		23,057,038

Cosmetics and Toiletries - 2.31%
Avon Products, Inc.	152,800	6,674,304
Estee Lauder Companies Inc. (The), Class A	171,200	7,156,160

		13,830,464

Electrical Equipment - 1.92%
Emerson Electric Co.	81,200	5,025,468
Molex Incorporated, Class A	244,000	6,415,980

		11,441,448

Electronic Components - 0.97%
Intel Corporation	290,000	5,811,600

Electronic Instruments - 0.68%
Lam Research Corporation*	185,450	4,056,719

Finance Companies - 3.71%
Countrywide Financial Corporation	191,200	7,531,368
Fannie Mae	87,500	5,547,500
SLM Corporation	204,100	9,102,860

		22,181,728

Food and Related - 1.01%
Dean Foods Company*	200,500	6,019,010

Forest and Paper Products - 1.47%
International Paper Company	92,138	3,723,297
Sealed Air Corporation*	109,250	5,063,738

		8,787,035

Health Care -- Drugs - 5.62%
Abbott Laboratories	160,300	6,790,308
Allergan, Inc.	80,500	5,840,275
Amgen Inc.*	95,500	5,423,923
Novartis AG, ADR	97,300	4,540,991
Pfizer Inc.	359,807	11,010,094

		33,605,591

Health Care -- General - 2.70%
Biomet, Inc.	212,400	9,956,250
Johnson & Johnson	109,700	6,179,401

		16,135,651

Hospital Supply and Management - 1.52%
Medtronic, Inc.	175,500	9,108,450

Household - General Products - 0.76%
Colgate-Palmolive Company	100,000	4,518,000

Insurance - Life - 1.22%
Lincoln National Corporation	155,600	7,313,200

Insurance -- Property and Casualty - 2.39%
Berkshire Hathaway Inc., Class A*	2,300	6,603,300
Chubb Corporation (The)	109,400	7,688,632

		14,291,932

Leisure Time Industry - 2.52%
Royal Caribbean Cruises Ltd.	191,800	8,362,480
Walt Disney Company (The)	296,600	6,688,330

		15,050,810

Motion Pictures - 0.77%
News Corporation Limited (The), ADR	140,000	4,601,800

Motor Vehicle Parts - 1.34%
Danaher Corporation	50,000	2,564,000
Eaton Corporation	86,000	5,453,260

		8,017,260

Multiple Industry - 1.85%
General Electric Company	328,756	11,039,626

Petroleum -- International - 4.14%
BP p.l.c., ADR	133,100	7,657,243
Burlington Resources Inc.	200,600	8,184,480
Exxon Mobil Corporation	184,046	8,894,943

		24,736,666

Petroleum - Services - 2.52%
Nabors Industries Ltd.*	147,291	6,974,229
Schlumberger Limited	120,300	8,097,393

		15,071,622

Retail - General Merchandise - 2.26%
Costco Wholesale Corporation	190,000	7,889,750
Wal-Mart Stores, Inc.	105,200	5,596,640

		13,486,390

Security and Commodity Brokers - 2.77%
American Express Company	166,600	8,573,236
Morgan Stanley	161,700	7,971,810

		16,545,046

Steel - 0.78%
United States Steel Corporation	123,700	4,653,594

Trucking and Shipping - 1.19%
Expeditors International of Washington, Inc.	137,400	7,101,519

Utilities -- Electric - 3.45%
Dominion Resources, Inc.	109,200	7,125,300
Exelon Corporation	221,800	8,137,842
Southern Company	178,700	5,357,426

		20,620,568

Utilities -- Telephone - 1.62%
AT&T Corp.	182,000	2,606,240
SBC Communications Inc.	273,000	7,084,350

		9,690,590

TOTAL COMMON STOCKS - 74.72%		$446,521,015

(Cost: $386,418,385)
	Principal Amount in Thousands

CORPORATE DEBT SECURITIES

Air Transportation - 0.07%
Southwest Airlines Co.,
7.875%, 9-1-07	$360	401,464

Aircraft - 0.43%
Raytheon Company,
6.5%, 7-15-05	2,500	2,574,010

Banks - 0.24%
Wells Fargo Bank, N.A.,
7.55%, 6-21-10	1,250	1,465,026

Beverages - 0.29%
Coca-Cola Enterprises Inc.,
6.7%, 10-15-36	500	572,393
Diageo Capital plc,
3.5%, 11-19-07	1,150	1,152,602

		1,724,995

Broadcasting - 0.68%
Clear Channel Communications, Inc.,
4.25%, 5-15-09	4,100	4,062,620

Business Equipment and Services - 0.19%
PHH Corporation,
7.125%, 3-1-13	1,000	1,143,655

Chemicals -- Specialty - 0.18%
Vulcan Materials Company,
6.4%, 2-1-06	1,050	1,100,458

Finance Companies - 2.01%
277 Park Avenue Finance Corporation,
7.58%, 5-12-12 (A)	2,761	3,024,758
American International Group,
3.85%, 11-26-07 (A)	1,400	1,415,751
Banco Hipotecario Nacional:
7.916%, 7-25-09 (A)	16	825
8.0%, 3-31-11 (A)	1,506	225,849
CitiCorpation Mortgage Securities, Inc.,
6.5%, 10-25-23	316	316,485
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,
6.56%, 11-18-35	1,000	1,086,699
First Union-Lehman Brothers Company,
6.65%, 11-18-29	1,123	1,209,162
General Motors Acceptance Corporation,
6.125%, 8-28-07	1,200	1,264,267
Mellon Residential Funding,
6.75%, 6-26-28	287	286,729
Prudential Insurance Company of America,
6.6%, 5-15-08 (A)	1,500	1,666,920
Unilever Capital Corporation,
5.9%, 11-15-32	1,450	1,502,535

		11,999,980

Food and Related - 0.27%
Archer-Daniels-Midland Company,
7.0%, 2-1-31	1,350	1,589,680

Insurance - Life - 0.25%
StanCorp Financial Group, Inc.,
6.875%, 10-1-12	1,375	1,511,712

Insurance -- Property and Casualty - 0.28%
Principal Life Global,
6.25%, 2-15-12 (A)	1,500	1,656,012

Leisure Time Industry - 0.18%
Cendant Corporation,
6.875%, 8-15-06	1,000	1,065,851

Multiple Industry - 2.09%
Cargill, Inc.,
6.375%, 6-1-12 (A)	1,150	1,276,409
General Electric Capital Corporation,
2.85%, 1-30-06	6,000	6,015,330
Georgia Power Company,
5.5%, 12-1-05	2,500	2,583,160
Household Finance Corporation,
6.5%, 1-24-06	2,500	2,620,845

		12,495,744

Real Estate Investment Trust - 0.31%
Vornado Realty L.P.,
5.625%, 6-15-07	1,750	1,836,051

Utilities -- Electric - 0.57%
Dominion Resources, Inc.,
7.625%, 7-15-05	3,300	3,426,456

TOTAL CORPORATE DEBT SECURITIES - 8.04%		$48,053,714

(Cost: $47,029,785)

OTHER GOVERNMENT SECURITY - 0.31%

Canada
Hydro-Quebec,
8.0%, 2-1-13	1,500	$1,868,147

(Cost: $1,688,111)

UNITED STATES GOVERNMENT SECURITIES

Mortgage-Backed Obligations - 5.29%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificate,
6.0%, 5-1-16	1,542	1,617,594
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.23%, 1-1-08	1,633	1,737,258
7.25%, 1-15-10	1,000	1,159,653
6.0%, 9-1-17	1,105	1,164,655
5.0%, 1-1-18	758	772,653
5.5%, 4-1-18	490	507,179
5.0%, 5-1-18	386	392,624
4.5%, 7-1-18	4,584	4,581,290
7.0%, 9-1-25	123	131,313
6.5%, 10-1-28	625	662,376
6.5%, 2-1-29	590	625,686
7.5%, 4-1-31	317	342,570
7.0%, 7-1-31	686	733,815
7.0%, 9-1-31	582	619,828
7.0%, 9-1-31	518	554,147
7.0%, 11-1-31	160	169,594
6.5%, 2-1-32	1,983	2,088,994
7.0%, 2-1-32	828	882,823
7.0%, 2-1-32	763	813,487
7.0%, 3-1-32	499	532,138
7.0%, 7-1-32	1,188	1,268,303
6.0%, 9-1-32	3,622	3,753,415
6.0%, 2-1-33	1,121	1,161,946
5.5%, 5-1-33	3,405	3,457,095
5.5%, 6-1-33	1,291	1,310,494
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.0%, 8-15-28	101	104,328
6.5%, 8-15-28	184	194,344
United States Department of Veterans Affairs, Guaranteed Remic Pass-Through Certificates, Vendee Mortgage Trust, 1997-A Class 3-A,
8.293%, 12-15-26	289	306,560

		31,646,162

Treasury Obligations - 8.55%
United States Treasury Bonds:
7.5%, 11-15-16	1,500	1,927,676
7.25%, 8-15-22	4,000	5,150,312
6.25%, 8-15-23	5,250	6,130,604
United States Treasury Notes:
7.5%, 2-15-05	2,250	2,296,582
6.5%, 8-15-05	4,000	4,149,376
3.25%, 8-15-07	5,000	5,055,275
3.0%, 11-15-07	4,000	4,011,720
3.0%, 2-15-08	3,000	3,001,758
2.625%, 5-15-08	4,000	3,941,408
4.75%, 11-15-08	4,000	4,240,000
3.875%, 2-15-13	3,000	2,981,250
3.625%, 5-15-13	3,000	2,926,641
4.25%, 8-15-13	4,000	4,059,844
5.25%, 2-15-29	1,150	1,197,213

		51,069,659

Treasury Inflation Protected Obligation - 0.19%
United States Treasury Note,
3.0%, 7-15-12 (B)	1,048	1,160,865

TOTAL UNITED STATES GOVERNMENT SECURITIES - 14.03%		$83,876,686

(Cost: $81,925,620)

TOTAL SHORT-TERM SECURITIES - 2.64%		$15,759,897

(Cost: $15,759,897)

TOTAL INVESTMENT SECURITIES - 99.74%		$596,079,459

(Cost: $532,821,798)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.26%		1,528,321

NET ASSETS - 100.00%		$597,607,780

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)
Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the total value of this security amounted to $9,266,524 or 1.55% of net assets.

(B)
The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

THE INVESTMENTS OF THE BOND PORTFOLIO
September 30, 2004

	Principal Amount in Thousands

CORPORATE DEBT SECURITIES		Value

Banks - 2.80%
AmSouth Bancorporation,
6.75%, 11-1-25	$1,500	$1,677,644
Capital One Bank,
4.25%, 12-1-08	1,250	1,264,882
First Union Corporation,
6.824%, 8-1-26	1,132	1,387,522
ING Groep N.V.,
5.5%, 5-11-05 (A)	EUR 1,000	1,264,334
SouthTrust Bank, National Association,
6.125%, 1-9-28	$500	554,672

		6,149,054

Beverages - 0.28%
Coca-Cola Enterprises Inc.,
7.0%, 10-1-26	525	620,268

Broadcasting - 0.66%
British Sky Broadcasting Group plc,
7.3%, 10-15-06	1,250	1,456,641

Business Equipment and Services - 0.78%
Allied Waste North America, Inc.,
7.625%, 1-1-06	1,000	1,043,750
Postal Square Limited Partnership,
6.5%, 6-15-22	215	239,372
Quebecor World Capital Corporation,
4.875%, 11-15-08	425	424,274

		1,707,396

Chemicals -- Petroleum and Inorganic - 0.60%
NOVA Chemicals Corporation,
7.0%, 5-15-06	1,250	1,312,500

Chemicals -- Specialty - 0.66%
FMC Corporation,
10.25%, 11-1-09	1,250	1,459,375

Coal - 0.49%
Peabody Energy Corporation,
6.875%, 3-15-13	1,000	1,080,000

Communications Equipment - 0.10%
Norse CBO, Ltd. and Norse CBO, Inc.,
6.515%, 8-13-10 (B)	210	212,810

Computers - Main and Mini - 0.12%
Unisys Corporation,
8.125%, 6-1-06	250	266,563

Containers - 0.35%
Owens-Illinois, Inc.,
7.15%, 5-15-05	750	761,250

Finance Companies - 18.07%
ABN AMRO Mortgage Corporation,
5.5%, 1-25-34	2,486	2,565,036
Asset Securitization Corporation,
7.49%, 4-14-29	1,203	1,307,455
Associates Corporation of North
America,
6.25%, 11-1-08	750	821,966
Bear Stearns Commercial Mortgage Securities Inc.,
7.32%, 10-15-32	3,315	3,793,689
Chase Manhattan - First Union
Commercial Mortgage Trust,
7.439%, 7-15-09	1,500	1,717,012
Diversified Asset Securitization
Holdings L.P.,
7.765%, 12-30-34	2,932	3,110,189
Diversified REIT Owner Trust 1999-1,
6.78%, 3-18-11	750	798,692
First Union National Bank Commercial
Mortgage,
7.841%, 3-15-10	2,500	2,926,993
Ford Motor Credit Company,
6.5%, 1-25-07	2,000	2,118,362
GSR Mortgage Loan Trust 2004-2F
7.0%, 1-25-34	3,054	3,181,437
General Motors Acceptance Corporation:
5.625%, 5-15-09	3,000	3,058,248
8.875%, 6-1-10	500	578,645
SocGen Real Estate Company L.L.C.,
7.64%, 12-29- 49 (B)	2,000	2,219,694
Structured Adjustable Rate Mortgage
Loan Trust:
Mortgage Pass-Through Certificates:
Series 2004-A,
4.66455%, 2-25-34	1,751	1,726,867
Series 2004-3AC,
4.9348%, 3-25-34	2,088	2,066,832
Structured Asset Securities
Corporation:
4.7726%, 10-25-33	993	989,511
4.826%, 1-25-34	1,546	1,534,236
Wells Fargo Mortgage Backed Securities
2003-9 Trust,
5.25%, 8-25-33	1,949	1,981,614
Wells Fargo Mortgage Pass-Through
Certificates, Series 2003-10,
4.5%, 9-25-18	2,500	2,466,012
Westinghouse Electric Corporation,
8.875%, 6-14-14	500	642,020

		39,604,510

Food and Related - 1.53%
Cadbury Schweppes US Finance LLC,
3.875%, 10-1-08 (B)	750	751,510
ConAgra, Inc.,
7.125%, 10-1-26	1,750	2,053,539
GRUMA, S.A. de C.V.,
7.625%, 10-15-07	500	546,250

		3,351,299

Forest and Paper Products - 4.60%
Abitibi-Consolidated Company of Canada,
6.95%, 12-15-06	2,000	2,065,000
Bowater Canada Finance Corporation,
7.95%, 11-15-11	1,000	1,055,881
Champion International Corporation:
6.4%, 2-15-26	1,500	1,581,220
6.65%, 12-15-37	1,500	1,680,090
Georgia-Pacific Corporation,
7.375%, 7-15-08	3,000	3,270,000
Westvaco Corporation,
7.5%, 6-15-27	364	423,663

		10,075,854

Homebuilders, Mobile Homes - 0.27%
Pulte Corporation,
8.125%, 3-1-11	500	586,815

Hospital Supply and Management - 1.02%
HCA - The Healthcare Company:
7.125%, 6-1-06	1,000	1,054,989
8.75%, 9-1-10	1,000	1,172,186

		2,227,175

Household - General Products - 1.21%
Procter & Gamble Company (The),
8.0%, 9-1-24	2,000	2,649,574

Multiple Industry - 1.55%
CHYPS CBO 1997-1 Ltd.,
6.72%, 1-15-10 (B)	923	693,573
Comcast Cable Communications, Inc.,
8.5%, 5-1-27	1,250	1,591,140
Tyco International Group S.A.,
6.375%, 2-15-06	1,000	1,105,920

		3,390,633

Petroleum - International - 0.91%
Chesapeake Energy Corporation,
9.0%, 8-15-12	750	856,875
Petrobras International Finance Company,
9.875%, 5-9-08	1,000	1,150,000

		2,006,875

Petroleum - Services - 1.31%
Halliburton Company,
6.75%, 2-1-27	2,000	2,269,422
Pemex Project Funding Master Trust,
9.125%, 10-13-10	500	595,000

		2,864,422

Real Estate Investment Trust - 0.24%
Host Marriott, L.P.,
8.375%, 2-15-06	500	527,500

Retail -- Specialty Stores - 1.40%
Fred Meyer, Inc.,
7.45%, 3-1-08	2,750	3,071,546

Utilities -- Electric - 2.76%
Dominion Resources, Inc.,
5.25%, 8-1-33	2,250	2,237,173
HQI Transelec Chile S.A.,
7.875%, 4-15-11	750	871,586
Oncor Electric Delivery Company,
6.375%, 5-1-12	2,000	2,214,106
Pepco Holdings, Inc.,
4.0%, 5-15-10	750	730,179

		6,053,044

Utilities - Gas and Pipeline - 0.96%
Tennessee Gas Pipeline Company,
7.0%, 3-15-27	2,000	2,100,000

Utilities -- Telephone - 3.91%
British Telecommunications Public Limited Company,
8.375%, 12-15-10	2,000	2,411,710
Deutsche Telekom International
Finance B.V.,
8.5%, 6-15-10	2,500	2,996,470
Pacific Bell,
7.25%, 11-1-27	750	793,026
Sprint Capital Corporation,
6.125%, 11-15-08	1,500	1,619,067
Telefonos de Mexico, S.A. de C.V.,
4.5%, 11-19-08	750	752,204

		8,572,477

TOTAL CORPORATE DEBT SECURITIES - 46.58%		$102,107,581

(Cost: $97,912,090)

OTHER GOVERNMENT SECURITIES

Canada - 1.48%
Hydro-Quebec,
8.05%, 7-7-24	1,000	1,342,966
Province de Quebec,
7.14%, 2-27-26	1,500	1,895,379

		3,238,345

Supranational - 0.55%
Inter-American Development Bank,
8.4%, 9-1-09	1,000	1,208,170

TOTAL OTHER GOVERNMENT SECURITIES - 2.03%		$4,446,515

(Cost: $3,572,165)

UNITED STATES GOVERNMENT SECURITIES

Agency Obligations - 4.07%
Federal Home Loan Bank,
5.375%, 5-15-19	2,600	2,672,225
Federal Home Loan Mortgage Corporation,
3.25%, 2-25-08	2,000	1,982,196
Tennessee Valley Authority:
4.875%, 12-15-16	3,000	3,179,502
5.88%, 4-01-36	1,000	1,098,671

		8,932,594

Mortgage-Backed Obligations - 26.46%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.5%, 3-15-14	2,366	2,453,684
4.0%, 5-15-16	1,334	1,334,825
4.0%, 10-15-16	1,780	1,777,072
5.0%, 7-15-19	1,933	1,924,593
6.5%, 11-25-21	692	703,351
5.0%, 5-15-23	1,500	1,472,622
6.0%, 3-15-29	692	718,270
7.5%, 9-15-29	727	795,521
4.0%, 2-15-30	500	496,320
4.25%, 3-15-31	1,100	1,092,331
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.0%, 12-1-08	2,446	2,468,365
5.5%, 4-15-24 (Interest Only)	4,785	572,710
5.5%, 4-15-24 (Interest Only)	2,605	251,893
6.0%, 11-1-28	1,101	1,140,764
5.0%, 7-15-29 (Interest Only)	2,590	437,111
7.0%, 5-1-31	184	194,883
6.5%, 10-1-31	272	286,136
6.5%, 11-1-31	485	509,786
6.0%, 2-1-32	640	662,139
6.5%, 6-1-32	481	505,029
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO, Interest Only,
5.5%, 12-15-13	664	151,813
Federal National Mortgage Association Agency REMIC/CMO:
5.0%, 3-25-18	3,500	3,528,538
5.0%, 3-25-18 (Interest Only)	1,776	198,792
5.0%, 6-25-18	2,173	2,159,284
5.5%, 2-25-32	1,500	1,530,877
4.0%, 11-25-32	1,707	1,696,610
4.0%, 3-25-33	1,487	1,478,553
3.5%, 8-25-33	2,094	2,041,852
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.0%, 1-1-11	2,760	2,758,344
5.5%, 1-1-17	1,634	1,693,042
6.0%, 1-1-17	862	904,779
5.5%, 7-1-17	457	473,494
5.0%, 3-1-18	1,554	1,583,602
4.0%, 11-1-18	1,596	1,559,607
5.5%, 10-1-23	1,243	1,274,267
5.0%, 4-1-24	3,846	3,859,077
7.0%, 6-1-24	236	251,414
6.0%, 12-1-28	331	343,225
6.5%, 3-1-33	989	1,037,777
Government National Mortgage Association Agency REMIC/CMO,
5.5%, 6-20-28 (Interest Only)	5,095	634,835
5.0%, 1-20-32	1,292	1,282,717
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
7.5%, 7-15-23	114	123,553
7.5%, 12-15-23	277	299,915
8.0%, 9-15-25	128	140,545
7.0%, 7-20-27	45	47,704
7.0%, 8-20-27	111	118,718
6.5%, 7-15-28	508	538,084
6.5%, 5-15-29	215	227,611
7.5%, 7-15-29	103	111,154
7.75%, 10-15-31	302	320,777
Government National Mortgage Association
Non-Agency REMIC/CMO,
4.0%, 1-16-30	788	787,021
United States Department of Veterans Affairs, Guaranteed Remic Pass-Through Certificates, Vendee Mortgage Trust:
2000-2 Class 1-D,
7.5%, 9-15-26	187	187,025
2001-3 Class G,
6.5%, 4-15-27	500	515,634
2002-1 Class 2-G,
6.5%, 10-15-25	1,750	1,790,350
2003-2 Class D,
5.0%, 11-15-23	1,000	1,025,856
2003-2 Class E,
5.0%, 12-15-25	1,500	1,535,294

		58,009,145

Treasury Obligations - 16.50%
United States Treasury Bond,
6.125%, 11-15-27	5,000	5,804,690
United States Treasury Notes:
3.5%, 11-15-06	10,000	10,175,390
5.5%, 2-15-08	6,500	7,020,507
5.0%, 2-15-11	12,250	13,170,183

		36,170,770

TOTAL UNITED STATES GOVERNMENT SECURITIES - 47.03%		$103,112,509

(Cost: $102,219,723)

TOTAL SHORT-TERM SECURITIES - 3.35%		$7,352,112

(Cost: $7,352,112)

TOTAL INVESTMENT SECURITIES - 98.99%		$217,018,717

(Cost: $211,056,090)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.01%		2,216,012

NET ASSETS - 100.00%		$219,234,729

Notes to Schedule of Investments
(A)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).
(B)
Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the total value of these securities amounted to $3,877,587 or 1.77% of net assets.

THE INVESTMENTS OF CORE EQUITY PORTFOLIO
September 30, 2004

COMMON STOCKS	Shares	Value

Aircraft - 5.30%
Goodrich Corporation	219,050	$6,869,408
Lockheed Martin Corporation	369,950	20,635,811
United Technologies Corporation	102,650	9,585,457

		37,090,676

Aluminum - 0.53%
Alcoa Incorporated	110,300	3,704,977

Banks - 3.35%
U.S. Bancorp	285,550	8,252,395
Wells Fargo & Company	254,150	15,154,964

		23,407,359

Beverages - 4.06%
Anheuser-Busch Companies, Inc.	108,900	5,439,555
Coca-Cola Company (The)	408,675	16,367,434
PepsiCo, Inc.	136,000	6,616,400

		28,423,389

Broadcasting - 3.65%
Comcast Corporation, Class A Special*	249,500	6,973,525
Cox Communications, Inc., Class A*	313,327	10,380,524
Liberty Media Corporation, Class A*	936,200	8,163,664

		25,517,713

Capital Equipment - 4.36%
Caterpillar Inc.	100,550	8,089,248
Deere & Company	233,600	15,078,880
Illinois Tool Works Inc.	78,250	7,290,552

		30,458,680

Chemicals -- Petroleum and Inorganic - 0.99%
du Pont (E.I.) de Nemours and Company	162,400	6,950,720

Chemicals -- Specialty - 2.38%
Air Products and Chemicals, Inc.	305,750	16,626,685

Communications Equipment - 1.24%
Cisco Systems, Inc.*	479,700	8,660,984

Computers - Micro - 2.74%
Apple Computer, Inc. (A)*	219,500	8,507,820
Dell Inc.*	299,600	10,650,780

		19,158,600

Computers -- Peripherals - 5.75%
Microsoft Corporation	500,440	13,834,664
Oracle Corporation*	761,750	8,603,966
SAP Aktiengesellschaft, ADR	455,600	17,745,620

		40,184,250

Cosmetics and Toiletries - 0.50%
Avon Products, Inc.	80,400	3,511,872

Electronic Components - 2.29%
Analog Devices, Inc.	107,450	4,166,911
Intel Corporation	378,290	7,580,932
Texas Instruments Incorporated	199,600	4,247,488

		15,995,331

Electronic Instruments - 0.39%
Applied Materials, Inc.*	163,750	2,701,056

Finance Companies - 1.11%
Fannie Mae	122,800	7,785,520

Food & Related - 1.50%
Kellogg Company	246,400	10,511,424

Health Care -- Drugs - 6.00%
Amgen Inc.*	119,690	6,797,794
Gilead Sciences, Inc.*	98,300	3,673,963
Novartis AG, Registered Shares (B)	208,650	9,739,678
Pfizer Inc.	709,635	21,714,831

		41,926,266

Health Care -- General - 2.04%
Wyeth	381,450	14,266,230

Hospital Supply and Management - 3.06%
Aetna Inc.	37,630	3,760,366
Caremark Rx, Inc.*	42,400	1,359,768
Guidant Corporation	32,800	2,166,112
Medtronic, Inc.	207,950	10,792,605
UnitedHealth Group Incorporated	45,200	3,333,048

		21,411,899

Hotels and Gaming - 1.07%
Marriott International, Inc., Class A	144,050	7,484,838

Household - General Products - 1.14%
Colgate-Palmolive Company	176,700	7,983,306

Insurance -- Property and Casualty - 4.13%
American International Group, Inc.	185,867	12,637,097
Berkshire Hathaway Inc., Class B*	5,655	16,235,505

		28,872,602

Leisure Time Industry - 0.31%
Carnival Corporation	45,600	2,156,424

Mining - 0.56%
Phelps Dodge Corporation	42,800	3,938,884

Multiple Industry - 3.45%
General Electric Company	718,800	24,137,304

Petroleum -- International - 10.03%
Anadarko Petroleum Corporation	350,040	23,228,654
BP p.l.c., ADR	63,300	3,641,649
Burlington Resources Inc.	557,700	22,754,160
Exxon Mobil Corporation	424,576	20,519,758

		70,144,221

Petroleum - Services - 7.24%
Baker Hughes Incorporated	566,650	24,773,938
Nabors Industries Ltd.*	155,300	7,353,455
Schlumberger Limited	219,150	14,750,987
Transocean Inc.*	104,700	3,746,166

		50,624,546

Railroad - 1.02%
Union Pacific Corporation	121,600	7,125,760

Retail - General Merchandise - 5.21%
Costco Wholesale Corporation	503,450	20,905,761
Kohl's Corporation*	108,900	5,247,891
Wal-Mart Stores, Inc.	192,600	10,246,320

		36,399,972

Retail -- Specialty Stores - 1.18%
Best Buy Co., Inc. (A)	152,350	8,263,464

Security and Commodity Brokers - 1.04%
Goldman Sachs Group, Inc. (The)	77,850	7,258,734

Timesharing and Software - 1.49%
eBay Inc.*	113,400	10,428,831

Trucking and Shipping - 2.33%
United Parcel Service, Inc., Class B	215,100	16,330,392

Utilities -- Electric - 2.95%
Dominion Resources, Inc.	316,300	20,638,575

Utilities -- Telephone - 2.72%
Sprint Corporation	102,700	16,931,248
Vodafone Group Plc, ADR	702,250	2,067,350

	16,641,175	18,998,598

TOTAL COMMON STOCKS - 97.11%		$679,080,082

(Cost: $531,772,445)

TOTAL SHORT-TERM SECURITIES - 2.52%		$17,635,458

(Cost: $17,635,458)

TOTAL INVESTMENT SECURITIES - 99.63%		$696,715,540

(Cost: $549,407,903)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.37%		2,609,106

NET ASSETS - 100.00%		$699,324,646

	Notes to Schedule of Investments
	*No dividends were paid during the preceding 12 months.

(A)	Securities serve as cover for the following written call options outstanding as of September 30, 2004.

		Contracts
	Underlying	Subject	Expiration Month/	Premium	Market
	Security	to Call	Exercise Price	Received	Value

	Apple Computer, Inc.	415	November/45	$26,522	$26,975
	Best Buy Co., Inc.	1,000	December/60	77,796	75,000

				$104,318	$101,975

(B)	Listed on an exchange outside the United States.

THE INVESTMENTS OF DIVIDEND INCOME FUND
September 30, 2004

COMMON STOCKS	Shares	Value

Aircraft - 1.85%
Goodrich Corporation	2,828	$88,686
Lockheed Martin Corporation	1,481	82,610
		171,296

Aluminum - 0.89%
Alcoa Incorporated	2,466	82,833

Banks - 3.80%
Bank of America Corporation	3,446	149,315
Citigroup Inc.	1,928	85,063
Wells Fargo & Company	1,974	117,710

		352,088

Beverages - 2.04%
Anheuser-Busch Companies, Inc.	1,296	64,735
Diageo plc, ADR	2,456	123,856

		188,591

Business Equipment and Services - 1.41%
Genuine Parts Company	3,395	130,300

Capital Equipment - 3.63%
Caterpillar Inc.	1,863	149,878
Deere & Company	2,882	186,033

		335,911

Chemicals -- Petroleum and Inorganic - 1.49%
Dow Chemical Company (The)	1,603	72,424
du Pont (E.I.) de Nemours and Company	1,541	65,955

		138,379

Computers -- Peripherals - 4.19%
Microsoft Corporation	7,886	218,008
SAP Aktiengesellschaft, ADR	4,373	170,328

		388,336

Electrical Equipment - 0.74%
Emerson Electric Co.	1,109	68,636

Electronic Components - 1.87%
Microchip Technology Incorporated	4,377	117,282
Texas Instruments Incorporated	2,651	56,413

		173,695

Finance Companies - 3.57%
Fannie Mae	2,114	134,028
SLM Corporation	4,409	196,641

		330,669

Food and Related - 1.37%
ConAgra Foods, Inc.	4,932	126,802

Forest & Paper Products - 1.02%
International Paper Company*	2,332	94,236

Health Care -- Drugs - 4.58%
Abbott Laboratories	3,208	135,891
Eli Lilly and Company	1,971	118,359
Pfizer Inc.	5,551	169,861

		424,111

Health Care -- General - 2.97%
Boston Scientific Corporation*	3,676	146,047
Wyeth	3,451	129,067

		275,114

Hospital Supply and Management - 1.73%
Medtronic, Inc.	3,081	159,904

Hotels and Gaming - 4.24%
Harrah's Entertainment, Inc.	1,787	94,675
Mandalay Resort Group	1,413	97,002
Starwood Hotels & Resorts Worldwide, Inc.	4,322	200,627

		392,304

Household - General Products - 2.22%
Colgate-Palmolive Company	2,220	100,300
Procter & Gamble Company (The)	1,951	105,588

		205,888

Insurance - Property and Casualty - 1.26%
MGIC Investment Corporation	1,754	116,729

Multiple Industry - 3.00%
General Electric Company	8,261	277,404

Petroleum -- International - 7.98%
Anadarko Petroleum Corporation	3,263	216,533
BP p.l.c., ADR	1,629	93,716
Burlington Resources Inc.	3,578	145,982
Exxon Mobil Corporation	5,850	282,731

		738,962

Petroleum - Services - 7.71%
BJ Services Company*	2,335	122,377
Baker Hughes Incorporated	4,191	183,231
Patterson-UTI Energy, Inc.	9,058	172,555
Schlumberger Limited	2,768	186,314
Transocean Inc.*	1,373	49,126

		713,603

Publishing - 1.31%
Knight-Ridder, Inc.	1,850	121,083

Railroad - 1.00%
Union Pacific Corporation	1,575	92,295

Real Estate Investment Trust - 3.04%
Equity Office Properties Trust	2,459	67,008
Maguire Properties, Inc.	1,546	37,583
ProLogis	2,095	73,828
Simon Property Group, Inc.	1,914	102,648

		281,067

Retail - General Merchandise - 1.11%
May Department Stores Company (The)	4,002	102,571

Savings and Loans - 0.66%
Capitol Federal Financial	1,907	61,396

Security and Commodity Brokers - 7.75%
Chicago Mercantile Exchange Holdings Inc.	1,593	256,951
Goldman Sachs Group, Inc. (The)	1,111	103,590
Morgan (J.P.) Chase & Co.	2,291	91,021
Merrill Lynch & Co., Inc.	1,972	98,048
Morgan Stanley	1,911	94,212
New York Community Bancorp, Inc.	3,580	73,533

		717,355

Tobacco - 3.93%
Altria Group, Inc.	4,790	225,322
R.J. Reynolds Tobacco Holdings, Inc.	2,036	138,529

		363,851

Trucking and Shipping - 2.27%
United Parcel Service, Inc., Class B	2,762	209,691

Utilities -- Electric - 2.38%
Dominion Resources, Inc.	1,666	108,707
Westar Energy, Inc.	5,544	111,989

		220,696

Utilities - Gas and Pipeline - 1.84%
Kinder Morgan, Inc.	2,708	170,117

Utilities -- Telephone - 3.70%
BellSouth Corporation	4,154	112,657
SBC Communications Inc.	4,314	111,948
Vodafone Group Plc, ADR	4,889	117,874

		342,479

TOTAL COMMON STOCKS - 92.55%		$8,568,392

(Cost: $8,390,353)

	Principal Amount in Thousands

SHORT-TERM SECURITIES

Repurchase Agreement - 12.73%
Merrill Lynch, Pierce, Fenner & Smith Inc. , 1.7% Repurchase Agreement dated 9-30-04, to be repurchased at $1,178,056 on 10-1-04 (A)	$1,178	1,178,000

United States Government Security - 10.80%
Federal Home Loan Bank,
1.50%, 10-1-04	1,000	1,000,000

TOTAL SHORT-TERM SECURITIES - 23.53%		$2,178,000

(Cost: $2,178,000)

TOTAL INVESTMENT SECURITIES - 116.08%		$10,746,392

(Cost: $10,568,353)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (16.08%)		(1,488,914)

NET ASSETS - 100.00%		$9,257,478

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)	Collateralized by $1,213,853 Government National Mortgage Association, 3.5% due 7-20-33; market value and accrued interest aggregate $1,223,010.

THE INVESTMENTS OF GROWTH PORTFOLIO
September 30, 2004

COMMON STOCKS	Shares	Value

Aircraft - 2.79%
Lockheed Martin Corporation	219,600	$12,249,288
Northrop Grumman Corporation	175,400	9,354,082
United Technologies Corporation	125,000	11,672,500

		33,275,870

Apparel - 1.69%
Coach, Inc.*	271,400	11,512,788
NIKE, Inc., Class B	109,300	8,612,840

		20,125,628

Banks - 1.01%
Citigroup Inc.	273,800	12,080,056

Business Equipment and Services - 4.77%
Cintas Corporation	200,000	8,403,000
First Data Corporation	449,050	19,533,675
Robert Half International Inc.	435,000	11,209,950
Staples, Inc.	594,600	17,716,107

		56,862,732

Chemicals -- Specialty - 0.89%
Praxair, Inc.	248,000	10,599,520

Communications Equipment - 2.01%
Cisco Systems, Inc.*	1,030,584	18,607,194
Juniper Networks, Inc.*	225,000	5,311,125

		23,918,319

Computers - Micro - 2.45%
Dell Inc.*	821,740	29,212,857

Computers -- Peripherals - 9.85%
Electronic Arts Inc.*	334,400	15,380,728
Lexmark International, Inc.*	161,300	13,550,813
Microsoft Corporation	1,891,900	52,301,576
Oracle Corporation*	1,115,000	12,593,925
SAP Aktiengesellschaft, ADR	319,800	12,456,210
Symantec Corporation*	205,000	11,261,675

		117,544,927

Consumer Electronics - 0.54%
Harman International Industries, Incorporated	60,000	6,465,000

Cosmetics and Toiletries - 3.64%
Avon Products, Inc.	744,600	32,524,128
Estee Lauder Companies Inc. (The), Class A	259,800	10,859,640

		43,383,768

Electronic Components - 2.82%
Linear Technology Corporation	227,200	8,232,592
Maxim Integrated Products, Inc.	193,172	8,159,585
Microchip Technology Incorporated	643,600	17,245,262

		33,637,439

Finance Companies - 3.06%
SLM Corporation	819,500	36,549,700

Health Care -- Drugs - 9.32%
Alcon, Inc.	157,100	12,599,420
Allergan, Inc.	175,000	12,696,250
Amgen Inc.*	358,100	20,338,290
Gilead Sciences, Inc.*	390,000	14,576,250
Genentech, Inc.*	170,000	8,911,400
Pfizer Inc.	1,373,575	42,031,395

		111,153,005

Health Care -- General - 4.84%
Biomet, Inc.	292,700	13,720,313
Boston Scientific Corporation*	354,800	14,096,204
Zimmer Holdings, Inc.*	378,400	29,908,736

		57,725,253

Hospital Supply and Management - 5.47%
Guidant Corporation	302,600	19,983,704
Medtronic, Inc.	586,900	30,460,110
UnitedHealth Group Incorporated	200,000	14,748,000

		65,191,814

Hotels and Gaming - 2.18%
Starwood Hotels & Resorts Worldwide, Inc.	260,000	12,069,200
International Game Technology	388,000	13,948,600

		26,017,800

Household - General Products - 2.74%
Colgate-Palmolive Company	215,000	9,713,700
Procter & Gamble Company (The)	425,200	23,011,824

		32,725,524

Insurance - Property and Casual - 0.94%
American International Group, Inc.	165,000	11,218,350

Leisure Time Industry - 1.98%
Carnival Corporation	500,000	23,645,000

Motor Vehicle Parts - 1.20%
Danaher Corporation	280,400	14,378,912

Motor Vehicles - 1.68%
Harley-Davidson, Inc.	337,900	20,084,776

Multiple Industry - 5.44%
3M Company	70,000	5,597,900
General Electric Company	1,206,400	40,510,912
Research In Motion Limited*	245,640	18,750,929

		64,859,741

Petroleum - Services - 5.47%
BJ Services Company*	215,200	11,278,632
Baker Hughes Incorporated	253,900	11,100,508
Schlumberger Limited	265,000	17,837,150
Smith International, Inc.*	411,400	24,984,322

		65,200,612

Retail - Food Stores - 1.87%
Walgreen Co.	621,800	22,279,094

Retail - General Merchandise - 3.50%
Costco Wholesale Corporation	310,900	12,910,123
Kohl's Corporation*	250,000	12,047,500
Wal-Mart Stores, Inc.	315,000	16,758,000

		41,715,623

Retail -- Specialty Stores - 2.00%
Home Depot, Inc. (The)	609,997	23,911,882

Security and Commodity Brokers - 7.09%
Chicago Mercantile Exchange Holdings Inc.	150,000	24,195,000
Goldman Sachs Group, Inc. (The)	375,900	35,048,916
Morgan Stanley	255,000	12,571,500
T. Rowe Price Group, Inc.	251,000	12,784,685

		84,600,101

Timesharing and Software - 4.71%
Automatic Data Processing, Inc.	472,300	19,515,436
eBay Inc.*	269,050	24,743,183
Paychex, Inc.	395,000	11,901,350

		56,159,969

Trucking and Shipping - 0.74%
Expeditors International of Washington, Inc.	170,600	8,817,461

TOTAL COMMON STOCKS - 96.69%		$1,153,340,733

(Cost: $953,713,434)

TOTAL SHORT-TERM SECURITIES - 3.66%		$43,639,094

(Cost: $43,639,095)

TOTAL INVESTMENT SECURITIES - 100.35%		$1,196,979,827

(Cost: $997,352,529)

LIABILITIES, NET OF CASH AND OTHER ASSETS -(0.35%)		(4,198,640)

NET ASSETS - 100.00%		$1,192,781,187

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

THE INVESTMENTS OF HIGH INCOME PORTFOLIO
      September 30, 2004

COMMON STOCKS, RIGHT AND WARRANTS	Shares	Value

Broadcasting - 0.11%
Citadel Broadcasting Corporation*	15,000	$192,300

Finance Companies - 0.07%
Mueller Holdings (N.A.), Inc., Warrants (A)	2,000	121,000
ONO Finance Plc, Rights (A)*	250	250

		121,250

Motor Vehicle Parts - 0.19%
Dura Automotive Systems, Inc., Class A*	49,000	348,145

Multiple Industry - 0.20%
ADESA, Inc.*	21,900	359,817

Petroleum - Services - 0.22%
Baker Hughes Incorporated	5,000	218,600
Schlumberger Limited	2,500	168,275

		386,875

Utilities - Telephone - 0.04%
GT Group Telecom, Inc., Warrants (A)(B)*	300	0
IWO Holdings, Inc., Warrants (A)*	1,500	15
US Unwired, Inc., Class A*	25,280	67,498

		67,513

TOTAL COMMON STOCKS, RIGHT AND WARRANTS - 0.83%		$1,475,900

(Cost: $1,911,001)

PREFERRED STOCKS

Apparel - 0.38%
Anvil Holdings, Inc., 13.0% Preferred*	65,627	672,672

Broadcasting - 0.05%
Adelphia Communications Corporation, 13.0%
Preferred*	12,500	78,125

TOTAL PREFERRED STOCKS - 0.43%		$750,797

(Cost: $1,942,028)

	Principal Amount in Thousands

CORPORATE DEBT SECURITIES

Aircraft - 0.71%
BE Aerospace, Inc.,
8.5%, 10-1-10	50	54,500
Bombardier Recreational Products Inc.,
8.375%, 12-15-13 (A)	200	210,500
L-3 Communications Corporation,
6.125%, 1-15-14	1,000	1,000,000

		1,265,000

Aluminum - 0.18%
Century Aluminum Company,
7.5%, 8-15-14 (A)	300	315,750

Apparel - 0.12%
Anvil Knitwear, Inc.,
10.875%, 3-15-07	250	205,000

Beverages - 0.62%
Cott Beverages Inc.,
8.0%, 12-15-11	1,000	1,092,500

Broadcasting - 4.16%
CCH II and CCH II Capital,
10.25%, 9-15-10	1,000	1,021,250
Cablevision Systems Corporation,
5.67%, 4-1-09 (A)	1,000	1,040,000
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corporation:
0.0%, 5-15-11 (C)	1,000	620,000
0.0%, 1-15-12 (C)	500	280,000
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp.,
8.0%, 4-30-12 (A)	1,000	997,500
Gray Communications Systems, Inc.,
9.25%, 12-15-11	500	561,250
Insight Communications Company, Inc.,
0.0%, 2-15-11 (C)	1,500	1,402,500
Spanish Broadcasting System, Inc.,
9.625%, 11-1-09	1,015	1,065,750
Young Broadcasting Inc.,
8.5%, 12-15-08	350	371,875

		7,360,125

Business Equipment and Services - 4.84%
Alderwoods Group, Inc.,
7.75%, 9-15-12 (A)	600	634,500
Allied Waste North America, Inc.:
8.5%, 12-1-08	1,000	1,085,000
10.0%, 8-1-09	35	36,838
6.125%, 2-15-14	425	396,312
Argo-Tech Corporation,
9.25%, 6-1-11 (A)	200	214,500
Armor Holdings, Inc.,
8.25%, 8-15-13	1,250	1,378,125
Browning-Ferris Industries, Inc.,
7.875%, 3-15-05	15	15,038
IESI Corporation,
10.25%, 6-15-12	1,150	1,242,000
Nextel Partners, Inc.,
8.125%, 7-1-11	1,250	1,325,000
Vertis, Inc.:
9.75%, 4-1-09	150	161,250
10.875%, 6-15-09	1,000	1,075,000
13.5%, 12-7-09, (A)	1,000	1,000,000

		8,563,563

Capital Equipment - 2.70%
Atrium Companies, Inc.,
10.5%, 5-1-09	1,500	1,575,000
Case New Holland Inc.,
9.25%, 8-1-11 (A)	1,000	1,120,000
Esterline Technologies Corporation,
7.75%, 6-15-13	750	802,500
Mueller Group, Inc.:
6.44375%, 11-1-11 (A)	300	309,000
10.0%, 5-1-12 (A)	900	972,000

		4,778,500

Chemicals - Petroleum and Inorganic - 0.62%
PolyOne Corporation,
10.625%, 5-15-10	500	547,500
Resolution Performance Products LLC and RPP Capital Corporation,
13.5%, 11-15-10	575	557,750

		1,105,250

Chemicals - Specialty - 1.19%
Buckeye Technologies Inc.:
8.0%, 10-15-10	500	490,000
8.5%, 10-1-13	1,250	1,343,750
Ethyl Corporation,
8.875%, 5-1-10	250	270,000

		2,103,750

Coal - 0.46%
Southern Star Central Corp.,
8.5%, 8-1-10	750	817,500

Communications Equipment - 0.68%
Pliant Corporation,
0.0%, 6-15-09 (C)	450	384,750
SBA Communications Corporation and SBA Telecommunications, Inc.,
0.0%, 12-15-11 (C)	1,000	810,000

		1,194,750

Computers - Peripherals - 0.73%
Activant Solutions Inc.,
10.5%, 6-15-11	1,250	1,287,500

Construction Materials - 4.32%
Ames True Temper, Inc.,
10.0%, 7-15-12 (A)	1,175	1,199,969
Brand Services, Inc.,
12.0%, 10-15-12	650	737,750
Interface, Inc.:
10.375%, 2-1-10	445	505,075
9.5%, 2-1-14	1,250	1,293,750
Jacuzzi Brands, Inc.,
9.625%, 7-1-10	1,750	1,933,750
MAAX Corporation,
9.75%, 6-15-12 (A)	500	530,000
Ply Gem Industries, Inc.,
9.0%, 2-15-12 (A)	1,200	1,197,000
WII Components, Inc.,
10.0%, 2-15-12	250	242,500

		7,639,794

Containers - 4.12%
Alltrista Corporation,
9.75%, 5-1-12	250	276,250
BWAY Corporation,
10.0%, 10-15-10	1,000	1,095,000
Crown European Holdings:
9.5%, 3-1-11	1,000	1,115,000
10.875%, 3-1-13	50	58,125
MDP Acquisitions plc,
9.625%, 10-1-12	900	1,017,000
Owens-Brockway Glass Container Inc.,
8.75%, 11-15-12	750	832,500
Owens-Illinois, Inc.,
7.35%, 5-15-08	2,500	2,578,125
Stone Container Finance Company of Canada II,
7.375%, 7-15-14 (A)	300	314,250

		7,286,250

Electrical Equipment - 2.42%
Coleman Cable Inc.,
9.875%, 10-1-12 (A)	1,150	1,168,687
Integrated Electrical Services, Inc.,
9.375%, 2-1-09	1,250	1,225,000
Nortek, Inc.,
8.5%, 9-1-14 (A)	900	942,750
Rayovac Corporation,
8.5%, 10-1-13	350	379,750
Rexnord Corporation,
10.125%, 12-15-12	500	565,000

		4,281,187

Electronic Instruments - 0.61%
Aavid Thermal Technologies, Inc.,
12.75%, 2-1-07	1,000	1,080,000

Electronic Components - 0.21%
Communications & Power Industries, Inc.,
8.0%, 2-1-12	350	365,750

Finance Companies - 11.37%
Cellu Tissue Holdings, Inc.,
9.75%, 3-15-10 (A)	300	304,500
DIRECTV Holdings LLC and DIRECTV Financing
Co.,Inc.,
8.375%, 3-15-13	1,075	1,222,812
Equinox Holdings, Inc.,
9.0%, 12-15-09	650	669,500
Ferrellgas Partners, L.P. and Ferrellgas
Partners Finance Corp.,
8.75%, 6-15-12	2,500	2,750,000
MSW Energy Holdings LLC and MSW Energy Finance
Co., Inc.,
8.5%, 9-1-10	300	328,500
Mueller Holdings (N.A.), Inc.,
0.0%, 4-15-14 (A)(C)	2,000	1,285,000
NBC Acquisition Corp.,
0.0%, 3-15-13 (C)	600	408,000
NMHG Holding Co.,
10.0%, 5-15-09	1,000	1,100,000
Nexstar Finance, L.L.C. and Nexstar Finance, Inc.,
12.0%, 4-1-08	1,500	1,650,000
Norcraft Holdings, L.P. and Norcraft Capital Corp.,
0.0%, 9-1-12 (A)(C)	1,500	1,087,500
Pinnacle Foods Holding Corporation,
8.25%, 12-1-13 (A)	750	706,875
Qwest Capital Funding, Inc.,
7.75%, 8-15-06	1,000	1,003,750
Refco Finance Holdings LLc and Refco Finance Inc.,
9.0%, 8-1-12 (A)	1,500	1,601,250
Standard Aero Holdings, Inc.,
8.25%, 9-1-14 (A)	750	776,250
Tabletop Holdings, Inc.,
0.0%, 5-15-14 (A)(C)	2,000	1,040,000
Toll Corp.,
8.0%, 5-1-09	1,000	1,040,000
UAP Holding Corp.,
0.0%, 7-15-12 (A)(C)	750	573,750
Vanguard Health Holding Company I, LLC and Vanguard
Holding Company I, Inc.,
0.0%, 10-1-15 (A)(C)	1,000	577,500
Vanguard Health Holding Company II, LLC and Vanguard Holding Company II, Inc.,
9.0%, 10-1-14 (A)	1,000	1,002,500
Xerox Capital Trust I,
8.0%, 2-1-27	1,000	985,000

		20,112,687

Food and Related - 2.83%
American Seafoods Group LLC and American Seafoods, Inc.,
10.125%, 4-15-10	860	920,200
B & G Foods, Inc.,
9.625%, 8-1-07	2,000	2,042,000
Chiquita Brands International, Inc.,
7.5%, 11-1-14 (A)	500	500,000
Gold Kist Inc.,
10.25%, 3-15-14 (A)	1,000	1,110,000
Merisant Company,
9.5%, 7-15-13 (A)	450	427,500

		4,999,700

Forest and Paper Products - 0.99%
Georgia-Pacific Corporation,
8.875%, 5-15-31	1,440	1,746,000

Furniture and Furnishings - 0.34%
Associated Materials Incorporated,
9.75%, 4-15-12	525	602,437

Health Care - General - 1.80%
Encore Medical IHC, Inc.,
9.75%, 10-1-12 (A)	1,000	987,500
MQ Associates, Inc.,
0.0%, 8-15-12 (A)(C)	1,875	1,181,250
Universal Hospital Services, Inc.,
10.125%, 11-1-11	1,000	1,015,000

		3,183,750

Homebuilders, Mobile Homes - 0.17%
Technical Olympic USA, Inc.,
7.5%, 3-15-11	300	305,250

Hospital Supply and Management - 1.94%
Medex, Inc.,
8.875%, 5-15-13	1,000	1,090,000
Psychiatric Solutions, Inc.,
10.625%, 6-15-13	700	791,000
US Oncology, Inc.:
9.0%, 8-15-12 (A)	250	258,750
10.75%, 8-15-14 (A)	150	154,125
United Surgical Partners Holdings, Inc.,
10.0%, 12-15-11	1,000	1,142,500

		3,436,375

Hotels and Gaming - 0.88%
Inn of the Mountain Gods Resort and Casino,
12.0%, 11-15-10	850	973,250
Venetian Casino Resort, LLC and Las Vegas Sands, Inc.,
11.0%, 6-15-10	500	578,750

		1,552,000

Household - General Products - 1.82%
Graham Packaging Company, L.P. and GPC Capital Corp. I:
8.5%, 10-15-12 (A)	150	153,000
9.875%, 10-15-14 (A)	300	307,125
JohnsonDiversey, Inc.,
9.625%, 5-15-12	1,060	1,187,200
Nebraska Book Company, Inc.,
8.625%, 3-15-12	1,000	995,000
Sealy Mattress Company,
8.25%, 6-15-14	575	580,750

		3,223,075

Leisure Time Industry - 1.64%
Hollywood Park, Inc.,
9.25%, 2-15-07	2,000	2,050,000
Pinnacle Entertainment Inc.,
8.25%, 3-15-12	850	852,125

		2,902,125

Metal Fabrication - 0.48%
IMCO Recycling Inc.,
10.375%, 10-15-10	775	852,500

Mining - 1.45%
Compass Minerals Group, Inc.,
10.0%, 8-15-11	43	48,160
Compass Minerals International, Inc.:
0.0%, 12-15-12 (C)	1,350	1,134,000
0.0%, 6-1-13 (C)	1,750	1,382,500

		2,564,660

Motion Pictures - 2.80%
AMC Entertainment Inc.:
5.97%, 8-15-10 (A)	350	360,500
9.5%, 2-1-11	1,000	1,027,500
Carmike Cinemas, Inc.,
7.5%, 2-15-14	500	506,250
Cinemark, Inc.,
0.0%, 3-15-14 (C)	2,000	1,375,000
Cinemark USA, Inc.,
9.0%, 2-1-13	352	393,360
LCE Acquisition Corporation,
9.0%, 8-1-14 (A)	1,250	1,290,625

		4,953,235

Motor Vehicle Parts - 0.75%
Collins & Aikman Floorcoverings, Inc.,
9.75%, 2-15-10	1,250	1,325,000

Motor Vehicles - 1.98%
Group 1 Automotive, Inc.,
8.25%, 8-15-13	500	527,500
United Auto Group, Inc.,
9.625%, 3-15-12	1,500	1,653,750
Sonic Automotive, Inc.,
8.625%, 8-15-13	1,250	1,321,875

		3,503,125

Multiple Industry - 2.85%
Adesa, Inc.,
7.625%, 6-15-12	300	309,000
CBD Media LLC and CBD Finance, Inc.,
8.625%, 6-1-11	1,000	1,057,500
CSC Holdings, Inc.,
6.75%, 4-15-12 (A)	425	426,062
Doane Pet Care Company,
10.75%, 3-1-10	700	747,250
MCI, Inc.:
5.908%, 5-1-07	277	274,576
6.688%, 5-1-09	277	266,959
7.735%, 5-1-14	237	224,558
Muzak LLC and Muzak Finance Corp.,
10.0%, 2-15-09	500	442,500
Viasystems, Inc.,
10.5%, 1-15-11	500	475,000
WESCO Distribution, Inc.,
9.125%, 6-1-08	800	825,000

		5,048,405

Non-Residential Construction - 0.32%
National Waterworks, Inc.,
10.5%, 12-1-12	500	567,500

Petroleum - Domestic - 1.15%
EXCO Resources, Inc.,
7.25%, 1-15-11	900	954,000
Frontier Oil Corporation,
6.625%, 10-1-11 (A)	150	151,875
KCS Energy, Inc.,
7.125%, 4-1-12	150	156,750
Medical Device Manufacturing, Inc.,
10.0%, 7-15-12 (A)	300	318,000
Whiting Petroleum Corporation,
7.25%, 5-1-12	450	454,500

		2,035,125

Petroleum - International - 0.22%
Newfield Exploration Company,
6.625%, 9-1-14 (A)	375	390,937

Petroleum - Services - 1.26%
Hanover Compressor Company:
0.0%, 3-31-07	500	422,500
8.625%, 12-15-10	500	542,500
9.0%, 6-1-14	150	164,625
Parker Drilling Company,
9.625%, 10-1-13	250	278,750
SESI, L.L.C.,
8.875%, 5-15-11	750	819,375

		2,227,750

Publishing - 2.41%
Dex Media East LLC and Dex Media East Finance Co.,
12.125, 11-15-12	500	622,500
Dex Media, Inc.:
0.0%, 11-15-13 (C)	1,500	1,098,750
8.0%, 11-15-13	1,000	1,050,000
Dex Media West LLC and Dex Media West Finance Co.:
8.5%, 8-15-10	300	340,500
9.875%, 8-15-13	977	1,147,975

		4,259,725

Railroad - 0.52%
Kansas City Southern Railway Company (The),
7.5%, 6-15-09	900	920,250

Real Estate Investment Trust - 2.42%
Host Marriott, L.P.,
7.125%, 11-1-13	750	787,500
Meritage Corporation:
9.75%, 6-1-11	1,275	1,431,187
7.0%, 5-1-14	1,000	1,025,000
Thornburg Mortgage, Inc.,
8.0%, 5-15-13	1,000	1,035,000

		4,278,687

Restaurants - 0.81%
Carrols Corporation,
9.5%, 12-1-08	250	256,250
Friendly Ice Cream Corporation,
8.375%, 6-15-12	750	720,000
Pierre Merger Corp.,
9.875%, 7-15-12 (A)	450	463,500

		1,439,750

Retail - Food Stores - 1.42%
Couche-Tard U.S. L.P. and Couche-Tard Financing Corp.,
7.5%, 12-15-13	900	958,500
Rite Aid Corporation:
7.125%, 1-15-07	500	503,750
8.125%, 5-1-10	1,000	1,050,000

		2,512,250

Retail - General Merchandise - 1.36%
Interline Brands, Inc.,
11.5%, 5-15-11	500	555,000
Roundy's, Inc.,
8.875%, 6-15-12	1,000	1,077,500
Stater Bros. Holdings Inc.:
5.38%, 6-15-10 (A)	500	507,500
8.125%, 6-15-12 (A)	250	261,875

		2,401,875

Retail - Specialty Stores - 2.57%
CSK Auto, Inc.,
7.0%, 1-15-14	350	338,625
FTD, Inc.,
7.75%, 2-15-14	500	498,750
General Nutrition Centers, Inc.,
8.5%, 12-1-10	200	204,500
Jean Coutu Group (PJC) Inc. (The):
7.625%, 8-1-12 (A)	1,000	1,017,500
8.5%, 8-1-14 (A)	550	545,875
Jo-Ann Stores, Inc.,
7.5%, 3-1-12	1,000	1,045,000
United Rentals (North America), Inc.,
7.0%, 2-15-14	1,000	887,500

		4,537,750

Security and Commodity Brokers - 0.45%
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.75%, 3-15-12 (A)	750	795,000

Timesharing and Software - 0.23%
NTL Cable PLC,
8.75%, 4-15-14 (A)	375	405,938

Tires and Rubber Products - 0.27%
GEO Sub Corp.,
11.0%, 5-15-12 (A)	500	472,500

Utilities - Gas and Pipeline - 3.50%
ANR Pipeline Company,
8.875%, 3-15-10	500	562,500
AmeriGas Partners, L.P. and AP Eagle Finance
Corp.,
8.875%, 5-20-11	1,500	1,653,750
Northwest Pipeline Corporation,
8.125%, 3-1-10	750	840,938
Southern Natural Gas Company,
8.875%, 3-15-10	1,000	1,125,000
Williams Companies, Inc. (The),
7.5%, 1-15-31	2,000	2,010,000

		6,192,188

Utilities - Telephone - 8.46%
Alamosa (Delaware), Inc.:
0.0%, 7-31-09 (C)	1,000	1,030,000
8.5%, 1-31-12	750	759,375
American Tower Corporation,
9.375%, 2-1-09	2,352	2,493,120
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp.,
8.125%, 2-1-14 (A)	300	286,125
Cincinnati Bell Inc.,
8.375%, 1-15-14	500	456,250
Crown Castle International Corp.,
7.5%, 12-1-13	1,000	1,047,500
Nextel Communications, Inc.:
6.875%, 10-31-13	1,500	1,560,000
7.375%, 8-1-15	750	806,250
Qwest Services Corporation and Qwest Communications International Inc.:
13.0%, 12-15-07 (A)	500	568,750
13.5%, 12-15-10 (A)	1,500	1,751,250
14.0%, 12-15-14 (A)	1,500	1,815,000
SBA Communications Corporation,
10.25%, 2-1-09	1,000	1,070,000
US Unwired Inc.:
6.13%, 6-15-10	400	410,000
10.0%, 6-15-12	575	596,563
Ubiquitel Operating Company,
9.875%, 3-1-11 (A)	300	312,375

		14,962,558

TOTAL CORPORATE DEBT SECURITIES - 90.15%		$159,452,276

(Cost: $151,676,041)

TOTAL SHORT-TERM SECURITIES - 7.27%		$12,858,700

(Cost: $12,858,700)

TOTAL INVESTMENT SECURITIES - 98.68%		$174,537,673

(Cost: $168,387,770)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.32%		2,336,648

NET ASSETS - 100.00%		$176,874,321

Notes to Schedule of Investments
*	No dividends were paid during the preceding 12 months.

(A)
Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers At September 30, 2004, the total value of these securities amounted to $38,463,233 or 21.75% of net assets.

(B)	Security valued in good faith by the Valuation Committee of the Board of Directors.

(C)	The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

THE INVESTMENTS OF INTERNATIONAL PORTFOLIO
September 30, 2004

COMMON STOCKS	Shares	Value

Australia - 2.03%
Australia and New Zealand Banking Group Limited (A)	62,500	$861,130
News Corporation Limited (The) (A)	199,655	1,650,229
Westpac Banking Corporation (A)	68,600	881,072

		3,392,431

Austria - 2.12%
Erste Bank der oesterreichischen Sparkassen AG* (A)	85,500	3,557,112

Canada - 2.53%
EnCana Corporation (A)	45,000	2,077,498
Shoppers Drug Mart Corporation* (A)(B)	80,000	2,164,728

		4,242,226

China - 1.01%
Ping An Insurance (Group) Company of China,
Ltd.* (A)(B)	1,155,500	1,696,628

Denmark - 0.46%
A.P. Moller-Maersk A/S (A)	100	766,071

France - 11.49%
AXA (A)	44,700	904,306
Credit Agricole S.A. (A)	69,300	1,889,958
France Telecom* (A)	32,000	797,201
Lafarge (A)	13,000	1,137,394
PagesJaunes* (A)(B)	110,000	2,113,341
Pernod Ricard (A)	13,200	1,752,420
Publicis Groupe S.A. (A)(C)	50,000	1,428,806
Sanofi-Synthelabo (A)	13,500	979,114
Schneider Electric SA (A)	21,500	1,389,779
TF1 (A)	29,800	845,277
THOMSON (A)	35,000	732,845
Total S.A. (A)	17,300	3,523,519
VINCI (A)	15,100	1,737,437

		19,231,397

Germany - 11.48%
Allianz Aktiengesellschaft, Registered Shares (A)	29,500	2,963,856
BASF Aktiengesellschaft (A)	46,000	2,702,126
Deutsche Telekom AG, Registered Shares* (A)	76,300	1,411,879
E.ON AG (A)	11,600	853,558
Fresenius AG (A)	4,700	381,210
Henkel Kommanditgesellschaft auf Aktien (A)	5,900	433,771
Munchener Ruckversicherungs - Gesellschaft Aktiengesellschaft (A)	6,600	633,593
PUMA Aktiengesellschaft Rudolf Dassler Sport (A)	17,500	4,672,649
SAP Aktiengesellschaft (A)	11,600	1,807,958
Siemens AG (A)	28,550	2,091,918
RWE Aktiengesellschaft (A)	26,700	1,273,295

		19,225,813

Greece - 0.99%
Alpha Bank (A)(B)	65,000	1,656,446

Ireland - 4.27%
Anglo Irish Bank Corporation plc (Great Britain) (A)	138,273	2,555,212
Anglo Irish Bank Corporation plc (Ireland) (A)	100,000	1,831,802
CRH public limited company (A)	64,600	1,532,331
DEPFA BANK plc (A)	90,800	1,234,772

		7,154,117

Israel - 0.16%
VIZRT Ltd.* (A)(B)	60,000	275,702

Italy - 4.11%
Alleanza Assicurazioni S.p.A. (A)	40,000	462,483
Assicurazioni Generali SpA (A)	35,200	967,410
Eni S.p.A. (A)	124,500	2,789,283
Saipem S.p.A. (A)	80,000	899,136
Snam Rete Gas S.p.A. (A)	366,000	1,768,143

		6,886,455

Japan - 14.91%
ACOM CO., LTD. (A)	18,900	1,169,726
Asahi Glass Company, Limited (A)	115,000	1,046,735
Canon Inc. (A)	50,000	2,350,379
Honda Motor Co., Ltd. (A)	21,100	1,022,496
Hoya Corporation (A)	19,000	1,991,470
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	200	1,667,952
Kao Corporation (A)	107,000	2,364,400
Mitsubishi Corporation (A)	157,000	1,696,874
Nikko Cordial Corporation (A)	361,000	1,464,377
Nippon Mining Holdings, Inc. (A)(B)	275,000	1,392,531
Nippon Telegraph and Telephone Corporation (A)	300	1,195,154
Nomura Holdings, Inc. (A)	119,000	1,528,064
ORIX Corporation (A)	16,000	1,640,728
Takeda Chemical Industries, Ltd. (A)	29,000	1,315,849
Tokyo Gas Co., Ltd. (A)	339,000	1,202,859
Toyota Motor Corporation (A)	49,900	1,910,958

		24,960,552

Luxembourg - 0.66%
ARCELOR (A)	60,000	1,108,768

Mexico - 0.76%
Cemex, S.A. de C.V., ADR	19,000	534,660
Grupo Televisa, S.A., GDR	14,000	738,220

		1,272,880

Netherlands - 1.41%
Euronext N.V. (A)	31,500	896,236
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	64,000	1,465,641

		2,361,877

South Korea - 1.02%
Samsung Electronics Co., Ltd. (A)	4,300	1,710,291

Spain - 1.09%
Telefonica, S.A. (A)	121,500	1,818,235

Sweden - 2.47%
Telefonaktiebolaget LM Ericsson, Class B* (A)	1,331,850	4,131,298

Switzerland - 10.03%
Baloise-Holding, Registered Shares (A)	21,000	812,681
Credit Suisse Group, Registered Shares* (A)	53,600	1,713,154
Holcim Ltd, Registered Shares (A)	20,000	1,056,304
Nestle S.A., Registered Shares (A)	10,900	2,500,321
Novartis AG, Registered Shares (A)	97,200	4,537,247
Roche Holdings AG, Genussschein (A)	25,500	2,638,354
Serono S.A., Class B (A)	900	556,545
UBS AG (A)	42,350	2,985,695

		16,800,301

United Kingdom - 18.56%
BAA plc (A)	129,000	1,292,153
BP p.l.c. (A)	358,300	3,420,392
British Sky Broadcasting Group plc (A)	149,824	1,299,422
Capita Group Plc (The) (A)(B)	215,610	1,283,723
Compass Group PLC (A)	577,500	2,304,449
Diageo plc (A)	59,000	736,729
GlaxoSmithKline plc (A)	107,700	2,321,315
ITV plc (A)	451,000	879,428
NEXT plc (A)	93,800	2,772,015
Reckitt Benckiser plc (A)	133,922	3,281,536
Royal Bank of Scotland Group plc (The) (A)	71,959	2,078,378
tesco plc (A)	760,000	3,923,249
Vodafone Group Plc (A)	1,386,000	3,317,153
WPP Group plc (A)	232,000	2,160,130

		31,070,072

United States - 0.64%
Research In Motion Limited*	14,000	1,068,690

TOTAL COMMON STOCKS - 92.20%		$154,387,362

(Cost: $133,945,427)

OTHER GOVERNMENT SECURITIES	Principal Amount in Thousands

Germany
Bundesschatzanweisungen Treasury Notes:
3.0%, 12-10-04(D)	EUR 2,710	3,370,500
2.5%, 3-18-05(D)	2,100	2,611,443

TOTAL OTHER GOVERNMENT SECURITIES - 3.57%		$5,981,943

(Cost: $5,748,384)

TOTAL SHORT-TERM SECURITIES - 4.85%		$8,115,401

(Cost: $8,115,401)

TOTAL INVESTMENT SECURITIES - 100.62%		$168,484,706

(Cost: $147,809,212)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.62%)		(1,037,221)

NET ASSETS - 100.00%		$167,447,485

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)	Listed on an exchange outside the United States.

(B)
Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the total value of these securities amounted to $10,583,099 or 6.32% of net assets.

(C)	Security value in good faith by the Valuation Committee of the Board of Directors.

(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

THE INVESTMENTS OF INTERNATIONAL II PORTFOLIO
      September 30, 2004

COMMON STOCKS	Shares	Value

Australia - 5.13%
AMP Limited (A)	309,302	1,395,884
Iluka Resources Limited (A)	1,689,200	5,946,970
John Fairfax Holdings Limited (A)	1,371,120	3,684,918
National Australia Bank Limited (A)	161,800	3,162,270
Qantas Airways Limited (A)(B)	545,600	1,363,552
Qantas Airways Limited (A)	857,600	2,143,297

		17,696,891

Belgium - 0.69%
Belgacom SA de droit public/NV van publiek recht (A)(B)*	66,400	2,378,209

Bermuda - 1.60%
ACE Limited	68,900	2,760,134
XL Capital Ltd, Class A	37,200	2,752,428

		5,512,562

Canada - 3.30%
BCE Inc. (A)	138,000	2,975,314
Barrick Gold Corporation (A)	276,200	5,812,897
Husky Energy Inc. (A)	106,939	2,605,152

		11,393,363

China - 0.81%
China Telecom Corporation Limited (A)(B)	3,240,000	1,049,102
China Telecom Corporation Limited (A)	5,420,000	1,754,979

		2,804,081

Denmark - 4.00%
ISS A/S (A)	66,500	3,523,892
Vestas Wind Systems A/S (A)*	709,667	10,274,982

		13,798,874

Finland - 3.37%
Metso Corporation (A)	313,980	4,027,995
Sampo Oyj, Class A (A)	51,100	564,804
Stora Enso Oyj, Class R (A)	71,073	963,307
Stora Enso Oyj, Class R (A)	247,300	3,341,486
UPM-Kymmene Corporation (A)	144,400	2,749,134

		11,646,726

France - 4.93%
AXA (A)	227,853	4,609,592
Compagnie Generale des Etablissements Michelin, Class B (A)	46,590	2,367,636
Sanofi-Aventis (A)	40,771	2,956,997
SUEZ (A)	82,200	1,761,973
Total S.A. (A)	26,117	5,319,291

		17,015,489

Germany - 3.98%
Bayer Aktiengesellschaft (A)	138,000	3,770,409
Deutsche Post AG (A)	188,800	3,660,088
E.ON AG (A)	52,900	3,892,518
Volkswagen Aktiengesellschaft (A)	88,735	2,418,890

		13,741,905

Hong Kong - 3.57%
Bank of East Asia, Limited (The) (A)	896,000	2,516,305
Cheung Kong (Holdings) Limited (A)	348,000	2,978,803
China Mobile (Hong Kong) Limited, ADR	162,100	2,480,130
Hutchison Whampoa Limited, Ordinary Shares (A)	556,100	4,350,047

		12,325,285

Israel - 1.12%
Check Point Software Technologies Ltd.*	227,100	3,855,022

Italy - 1.57%
Eni S.p.A. (A)	241,500	5,410,536

Japan - 5.71%
Hitachi, Ltd. (A)	417,000	2,520,278
Nintendo Co., Ltd. (A)	36,300	4,440,528
Nippon Telegraph and Telephone Corporation (A)	922	3,673,107
Ono Pharmaceutical Co., Ltd. (A)	105,000	4,659,467
Sony Corporation (A)	113,000	3,855,710
Takeda Chemical Industries, Ltd. (A)	12,400	562,639

		19,711,729

Korea - 7.58%
KT Corporation, ADR	329,160	5,947,921
Kookmin Bank, ADR*	77,510	2,467,918
Korea Electric Power Corporation	242,200	2,555,210
POSCO, ADR	87,300	3,304,305
SK Telecom Co., Ltd., ADR	184,530	3,589,109
Samsung Electronics Co., Ltd.	41,990	8,314,020

		26,178,483

Mexico - 1.11%
Telefonos de Mexico, S.A. de C.V., ADR	119,420	3,853,683

Netherlands - 6.72%
Akzo Nobel N.V. (A)	183,880	6,492,291
ING Groep N.V., Certicaaten Van Aandelen (A)	251,394	6,344,030
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	199,110	4,559,746
Reed Elsevier NV (A)	318,000	4,095,364
Wolters Kluwer nv, Certicaaten Van Aandelen (A)	101,000	1,699,602

		23,191,033

Norway - 1.38%
Telenor ASA (A)	610,100	4,649,323
Telenor ASA (A)(B)	13,700	104,402

		4,753,725

Singapore - 0.82%
DBS Group Holdings Ltd (A)	300,000	2,849,679

Spain - 3.44%
Iberdrola, S.A. (A)	196,000	4,064,987
Repsol YPF, S.A. (A)	202,000	4,435,272
Telefonica, S.A., ADR	74,861	3,367,996

		11,868,255

Sweden - 3.93%
ForeningsSparbanken AB (A)	207,200	4,308,491
Nordea AB, FDR (A)	698,900	5,702,523
Securitas AB, Class B (A)	266,300	3,545,403

		13,556,417

Switzerland - 3.62%
Nestle S.A., Registered Shares (A)	28,100	6,445,781
Swiss Reinsurance Company, Registered Shares (A)	50,480	2,909,038
UBS AG (A)	44,400	3,130,221

		12,485,040

Taiwan - 1.81%
Compal Electronics Inc., GDR	334,300	1,658,228
Chunghwa Telecom Co., Ltd., ADR	260,000	4,578,600

		6,236,828

United Kingdom - 25.08%
Abbey National plc (A)	460,900	4,670,908
AMVESCAP PLC (A)	340,700	1,841,987
BAE SYSTEMS plc (A)	1,338,200	5,442,862
BHP Billiton Plc (A)	462,884	4,871,116
BP p.l.c. (A)	591,000	5,641,785
Boots Group PLC (A)	237,700	2,761,664
Brambles Industries plc (A)	118,927	552,583
British Sky Broadcasting Group plc (A)	404,500	3,508,223
Cadbury Schweppes plc (A)	407,800	3,136,482
Compass Group PLC (A)	687,180	2,742,115
GlaxoSmithKline plc (A)	273,900	5,903,511
Kidde plc (A)	1,793,400	4,008,212
Lloyds TSB Group plc (A)	679,400	5,305,337
National Grid Transco plc (A)	494,700	4,174,143
Pearson plc (A)	302,600	3,236,406
Rentokil Initial plc (A)	1,042,980	2,840,659
Rolls-Royce plc (A)	1,244,600	5,704,083
"Shell" Transport and Trading Company, p.l.c. (The) (A)	632,900	4,644,431
Shire Pharmaceuticals Group plc (A)*	577,500	5,463,269
Smiths Group plc (A)	275,300	3,696,721
Unilever PLC (A)	322,200	2,622,426
Vodafone Group Plc (A)	1,591,700	3,809,461

		86,578,384

TOTAL COMMON STOCKS - 95.27%		$328,842,199

(Cost: $277,397,155)

TOTAL SHORT-TERM SECURITIES - 3.17%		$10,954,709

(Cost: $10,954,709)

TOTAL INVESTMENT SECURITIES - 98.44%		$339,796,908

(Cost: $288,351,864)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.56%		5,377,056

NET ASSETS - 100.00%		$345,173,964

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)	Listed on an exchange outside the United States.
(B)
Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the total value of these securities amounted to $4,895,265 or 1.42% of net assets.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

THE INVESTMENTS OF LIMITED-TERM BOND PORTFOLIO
     September 30, 2004

	Principal Amount in Thousands

CORPORATE DEBT SECURITIES		Value

Aircraft - 2.77%
Raytheon Company,
6.75%, 8-15-07	2,030	$2,220,254

Banks - 1.89%
First Union Corporation,
6.875%, 9-15-05	1,460	1,517,200

Broadcasting - 2.58%
Viacom Inc.,
7.75%, 6-1-05	2,000	2,071,342

Business Equipment and Services - 2.75%
USA Waste Services, Inc.,
7.125%, 10-1-07	2,000	2,206,418

Capital Equipment - 2.29%
John Deere Capital Corporation,
5.125%, 10-19-06	1,766	1,837,307

Finance Companies - 4.54%
Ford Motor Credit Company,
6.875%, 2-1-06	2,000	2,092,844
General Motors Acceptance Corporation,
6.625%, 10-15-05	1,500	1,552,095

		3,644,939

Food and Related - 1.91%
Kellogg Company,
4.875%, 10-15-05	1,500	1,531,263

Forest and Paper Products - 1.91%
Weyerhaeuser Company,
5.5%, 3-15-05	1,510	1,529,831

Household - General Products - 1.58%
CPC International Inc.,
6.15%, 1-15-06	1,218	1,269,156

Insurance - Life - 1.29%
Lincoln National Corporation,
7.25%, 5-15-05	1,000	1,031,279

Insurance - Property and Casualty - 0.81%
American General Finance Corporation,
6.75%, 11-15-04	650	653,403

Multiple Industry - 8.78%
General Electric Capital Corporation,
2.85%, 1-30-06	2,000	2,005,110
Honeywell International Inc.,
6.875%, 10-3-05	400	416,122
Household Finance Corporation,
6.5%, 1-24-06	1,850	1,939,425
Kansas City Power & Light Company,
7.125%, 12-15-05	700	737,678
National Rural Utilities Cooperative
Finance Corporation,
6.0%, 5-15-06	1,857	1,947,388

		7,045,723

Petroleum -- International - 2.70%
Anadarko Petroleum Corporation:
6.5%, 5-15-05	805	823,247
5.375%, 3-1-07	1,260	1,329,983
Chevron Corporation Profit Sharing/Savings
Plan Trust Fund,
8.11%, 12-1-04	16	16,145

		2,169,375

Railroad - 5.19%
Norfolk Southern Corporation,
7.35%, 5-15-07	1,850	2,023,682
Union Pacific Corporation,
7.6%, 5-1-05	2,080	2,139,114

		4,162,796

Security and Commodity Brokers - 2.31%
CIT Group Holdings, Inc. (The),
6.625%, 6-15-05	900	925,843
Salomon Smith Barney Holdings Inc.,
6.25%, 6-15-05	900	924,766

		1,850,609

Utilities -- Electric - 6.74%
Dominion Resources, Inc.,
7.625%, 7-15-05	2,200	2,284,304
FPL Group Capital Inc,
7.625%, 9-15-06	2,000	2,168,496
Wisconsin Energy Corporation,
5.875%, 4-1-06	910	952,673

		5,405,473

Utilities -- Telephone - 2.62%
GTE Corporation,
6.36%, 4-15-06	2,000	2,099,780

TOTAL CORPORATE DEBT SECURITIES - 52.66%		$42,246,148

(Cost: $41,854,559)

UNITED STATES GOVERNMENT SECURITIES

Agency Obligations - 5.07%
Federal Home Loan Mortgage Corporation,
3.625%, 9-15-08	2,000	2,010,222
Federal National Mortgage Association,
4.25%, 7-15-07	2,000	2,058,726

		4,068,948

Mortgage-Backed Obligations - 24.69%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
3.5%, 12-15-16	1,368	1,345,115
5.5%, 7-15-17	1,250	130,342
5.5%, 10-15-23	6,100	622,774
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
7.0%, 8-1-07	4	4,127
4.5%, 5-1-10	1,428	1,447,692
4.0%, 6-1-14	1,951	1,938,283
5.5%, 2-1-16	57	59,515
6.0%, 5-1-16	39	40,440
5.5%, 1-1-17	175	180,882
5.5%, 5-1-17	181	187,358
4.5%, 1-1-18	1,578	1,576,370
4.5%, 4-1-18	1,584	1,582,889
4.5%, 3-1-19	1,916	1,911,083
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO,
5.5%, 10-1-34	1,955	234,038
Federal National Mortgage Association Agency REMIC/CMO,
5.0%, 3-25-16	2,200	189,490
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.5%, 12-1-10	6	6,779
6.0%, 1-1-11	8	8,139
6.5%, 2-1-11	13	14,314
7.0%, 5-1-11	7	7,573
7.0%, 7-1-11	7	7,381
7.0%, 9-1-12	6	6,004
6.0%, 11-1-13	23	23,837
6.0%, 11-1-13	17	17,388
7.0%, 9-1-14	19	20,114
7.0%, 10-1-14	26	27,932
6.0%, 3-1-16	86	90,227
6.0%, 3-1-16	72	75,757
6.0%, 6-1-16	28	29,274
6.5%, 6-1-16	53	56,192
5.5%, 2-1-17	615	637,419
5.0%, 12-1-17	712	725,170
5.5%, 1-1-18	1,081	1,119,886
5.0%, 3-1-18	1,582	1,610,628
7.0%, 4-1-26	7	7,154
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.5%, 1-15-14	29	31,249
7.5%, 3-15-15	36	38,035
6.0%, 8-15-16	103	108,622
6.0%, 12-15-16	242	255,803
5.5%, 1-15-17	287	300,120
6.0%, 1-15-17	184	194,106
5.5%, 7-15-17	447	466,326
5.5%, 10-15-17	358	373,270
5.0%, 12-15-17	1,009	1,037,215
7.0%, 6-15-28	48	51,012
7.0%, 7-15-29	47	50,295
3.75%, 1-20-34	961	958,833

		19,806,452

Treasury Obligations - 10.77%
United States Treasury Notes:
2.0%, 8-31-05	2,500	2,496,193
3.5%, 11-15-06	2,000	2,035,078
4.75%, 11-15-08	2,000	2,120,000
3.125%, 4-15-09	2,000	1,986,484

		8,637,755

Treasury Inflation Protected Obligation - 0.73%
United States Treasury Note,
3.0%, 7-15-12 (A)	524	580,433

TOTAL UNITED STATES GOVERNMENT SECURITIES - 41.26%		$33,093,588

(Cost: $32,959,904)

TOTAL SHORT-TERM SECURITIES - 4.85%		$3,892,296

(Cost: $3,892,296)

TOTAL INVESTMENT SECURITIES - 98.77%		$79,232,032

(Cost: $78,706,759)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.23%		990,096

NET ASSETS - 100.00%		$80,222,128

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)
The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

THE INVESTMENTS OF MICRO CAP GROWTH PORTFOLIO
September 30, 2004

COMMON STOCKS	Shares	Value

Air Transportation - 0.81%
Pinnacle Airlines Corp.*	31,500	$316,575

Beverages - 1.95%
Boston Beer Company, Inc. (The)*	30,200	761,040

Broadcasting - 0.00%
Cumulus Media Inc., Class A*	33	474

Business Equipment and Services - 10.18%
Autobytel Inc.*	65,700	589,000
Education Lending Group, Inc.*	17,100	251,627
Encore Capital Group, Inc.*	35,000	658,525
Insight Enterprises, Inc.*	20,400	343,842
Labor Ready, Inc.*	64,800	908,496
Marlin Business Services, Inc.*	30,900	577,521
TRM Corporation*	34,400	653,084

		3,982,095

Capital Equipment - 3.19%
NATCO Group Inc.*	36,100	312,265
Somanetics Corporation*	30,300	396,475
Warnaco Group, Inc. (The)*	24,200	538,329

		1,247,069

Communications Equipment - 2.53%
Ditech Communications Corporation*	19,800	443,223
Intervoice, Inc.*	50,900	546,157

		989,380

Computers -- Peripherals - 2.34%
Actel Corporation*	22,400	338,912
Embarcadero Technologies, Inc.*	36,700	309,014
Sigma Designs, Inc.*	28,500	266,332

		914,258

Electrical Equipment - 2.92%
C-COR.net Corp.*	35,700	301,308
Power-One, Inc.*	53,300	344,851
Ultralife Batteries, Inc.*	48,500	494,215

		1,140,374

Electronic Components - 5.31%
Artisan Components, Inc.*	17,000	494,785
Exar Corporation*	18,400	260,912
Integrated Silicon Solutions, Inc.*	35,600	258,634
Mykrolis Corporation*	26,100	262,827
O2Micro International Limited*	28,200	303,009
Virage Logic Corporation*	40,200	496,470

		2,076,637

Electronic Instruments - 5.62%
Artesyn Technologies, Inc.*	76,600	762,936
Asyst Technologies, Inc.*	56,000	286,440
Ixia*	24,900	241,779
LTX Corporation*	41,100	221,734
Photronics, Inc.*	28,100	467,022
Rudolph Technologies, Inc.*	13,000	217,880

		2,197,791

Health Care -- Drugs - 12.43%
Bentley Pharmaceuticals, Inc.*	49,500	524,205
Bioenvision, Inc.*	46,300	368,316
BioMarin Pharmaceutical Inc.*	76,900	397,573
Bone Care International, Inc.*	18,100	439,197
Cell Therapeutics, Inc.*	32,600	223,147
Corautus Genentics Inc.*	101,100	545,940
Cubist Pharmaceuticals Inc.*	33,400	328,489
First Horizon Pharmaceutical Corporation*	24,000	479,760
Hollis-Eden Pharmaceuticals, Inc.*	22,300	240,059
POZEN Inc.*	69,100	602,552
Serologicals Corporation*	30,600	714,051

		4,863,289

Health Care -- General - 5.60%
Bruker BioSciences Corporation*	56,900	194,883
Candela Corporation*	51,000	585,225
Palomar Medical Technologies, Inc.*	18,600	407,619
PolyMedica Corporation	25,600	787,328
Wilson Greatbatch Technologies, Inc.*	12,000	214,680

		2,189,735

Hospital Supply and Management - 4.51%
American Healthways, Inc.*	32,800	955,464
Psychiatric Solutions, Inc.*	31,700	809,301

		1,764,765

Motor Vehicle Parts - 2.48%
LKQ Corporation*	28,600	519,376
TODCO, Class A*	20,700	359,145
Tower Automotive, Inc.*	43,600	91,124

		969,645

Multiple Industry - 12.12%
American Banknote Corporation*	145	19
Cutera, Inc.*	28,700	323,593
Gander Mountain Company*	3,800	76,057
Greenfield Online, Inc.*	6,500	132,340
Intersections Inc.*	12,800	188,352
JAMDAT Mobile Inc.*	26,000	598,520
McCormick & Schmick's Seafood Restaurants, Inc.*	48,600	588,060
NetLogic Microsystems, Inc.*	32,500	212,063
PowerDsine Ltd.*	9,700	120,619
Radiation Therapy Services, Inc.*	35,800	413,132
Standard Parking Corporation*	32,700	425,100
Vitran Corporation Inc., Class A*	36,000	535,320
WCA Waste Corporation*	39,900	353,315
WebSideStory, Inc.*	13,600	125,120
Xenogen Corporation*	41,900	268,160
Xyratex Group Limited*	32,700	379,157

		4,738,927

Petroleum - Services - 6.81%
Brigham Exploration Company*	56,000	523,880
Horizon Offshore, Inc.*	61,300	41,991
Hydril Company*	26,700	1,147,432
Superior Energy Services, Inc.*	73,400	948,328

		2,661,631

Restaurants - 4.98%
BUCA, Inc.*	32,600	139,039
Red Robin Gourmet Burgers, Inc.*	22,800	996,018
Steak n Shake Company (The)*	47,700	814,716

		1,949,773

Retail -- Specialty Stores - 7.51%
Charlotte Russe Holdings, Inc.*	31,900	366,531
Children's Place Retail Stores, Inc. (The)*	28,300	676,794
Goody's Family Clothing, Inc.	39,100	329,613
Jos. A. Bank Clothiers, Inc.*	21,187	586,668
Provide Commerce, Inc.*	36,200	752,417
Tweeter Home Entertainment Group, Inc.*	39,900	225,236

		2,937,259

Security and Commodity Brokers - 0.72%
Harris & Harris Group, Inc.*	27,500	283,662

Steel - 2.23%
NS Group, Inc.*	47,200	873,200

Timesharing and Software - 4.57%
Covansys Corporation*	55,500	646,297
Lionbridge Technologies, Inc.*	55,400	475,332
Manhattan Associates, Inc.*	9,500	231,943
Ultimate Software Group, Inc. (The)*	35,400	435,243

		1,788,815

TOTAL COMMON STOCKS - 98.81%		$38,646,394

(Cost: $38,025,910)

TOTAL SHORT-TERM SECURITY - 2.50%		$977,000

(Cos: $977,000)

TOTAL INVESTMENT SECURITIES - 101.31%		$39,623,394

(Cost: $39,002,910)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.31%)		(513,974)

NET ASSETS - 100.00%		$39,109,420

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

THE INVESTMENTS OF MONEY MARKET PORTFOLIO
      September 30, 2004

	Principal Amount in Thousands

CORPORATE OBLIGATIONS		Value

Certificates of Deposit - 6.24%
Banks
Citibank, N.A.:
1.65%, 11-22-04	$1,635	$1,635,000
1.86%, 12-20-04	1,100	1,100,000
Wells Fargo & Company,
1.76%, 10-20-04	825	825,000

		3,560,000

Commercial Paper
Banks - 2.82%
Bank of America Corporation:
1.49%, 10-4-04	1,000	999,876
1.73%, 12-13-04	610	607,860

		1,607,736

Capital Equipment - 0.44%
Caterpillar Inc.,
1.75%, 10-4-04	250	249,963

Finance Companies - 2.23%
Ciesco, LLC:
1.55%, 10-5-04	250	249,957
1.72%, 11-8-04	286	285,481
1.79%, 11-16-04	614	612,596
PACCAR Financial Corp.,
1.55%, 10-13-04	125	124,935

		1,272,969

Food and Related - 3.81%
Golden Peanut Co.,
1.65%, 10-25-04	180	179,802
McCormick & Co. Inc.,
1.81%, 11-23-04	2,000	1,994,670

		2,174,472

Household - General Products - 3.47%
Fortune Brands Inc.:
1.56%, 10-12-04	1,580	1,579,247
1.59%, 10-18-04	400	399,700

		1,978,947

Multiple Industry - 2.10%
General Electric Capital Corporation,
1.8%, 12-8-04	1,200	1,195,920

		1,195,920

Retail - General Merchandise - 1.31%
Wal-Mart Stores, Inc.,
1.55%, 10-29-04	750	749,096

Security and Commodity Brokers - 5.66%
Prudential Funding Corp.,
1.71%, 10-18-04	2,500	2,497,981
UBS Finance Delaware LLC,
1.88%, 10-1-04	733	733,000

		3,230,981

Total Commercial Paper - 21.84%		12,460,084

Notes
Banks - 7.05%
Bank of America Corporation,
1.91%, 5-13-05	1,000	1,001,363
NationsBanc Corp.,
6.875%, 2-15-05	1,000	1,020,149
Wells Fargo & Company:
1.69%, 10-4-04	1,500	1,500,000
1.73%, 10-15-04	500	500,000

		4,021,512

Business Equipment and Services - 2.54%
Playworld Systems Incorporated (Wachovia Bank, N.A.),
1.91%, 10-6-04	1,450	1,450,000

Electrical Equipment - 1.82%
Emerson Electric Co.,
7.875%, 6-1-05	1,000	1,037,672

Furniture and Furnishings - 0.83%
Capo & Sons Corporation (Wachovia Bank, N.A.),
1.91%, 10-7-04	475	475,000

Health Care - Drugs - 7.86%
Merck & Co., Inc.,
4.484%, 2-22-05 (A)	2,700	2,733,768
Pfizer Inc.,
1.7475%, 10-7-04	1,750	1,750,000

		4,483,768

Health Care - General - 1.40%
ACTS Retirement - Life Communities, Inc., Variable Rate Demand Bonds, Series 2003A,
1.84%, 10-7-04	800	800,000

Hospital Supply and Management - 3.77%
Autumn House at Powder Mill, Inc. (Suntrust Bank),
1.85%, 10-7-04	500	500,000
Meriter Management Services, Inc. (U.S. Bank Milwaukee, National Association),
1.8%, 10-6-04	1,650	1,650,000

		2,150,000

Household - General Products - 2.19%
Procter & Gamble Company (The),
1.83%, 10-7-04	1,250	1,250,000

Insurance - Property and Casualty - 1.93%
MBIA Global Funding, LLC (MBIA Insurance Corporation),
1.8%, 10-29-04	1,100	1,100,000

Leisure Time Industry - 2.45%
Ansley Golf Club, Inc. (Wachovia Bank, N.A.),
1.91%, 10-7-04	1,400	1,400,000

Multiple Industry - 1.78%
General Electric Capital Corporation,
6.5%, 1-25-05	1,000	1,015,845

Publishing - 1.08%
Gannett Co., Inc.,
4.95%, 4-1-05	610	618,893

Retail - General Merchandise - 2.13%
Target Corporation,
7.5%, 2-15-05	600	613,561
Wal-Mart Stores, Inc.,
1.6975%, 11-22-04	600	600,090

		1,213,651

Trucking and Shipping - 2.52%
Volpe Family Partnership, L.P. (Wachovia Bank, N.A.),
1.89%, 10-7-04	1,435	1,435,000

Utilities - Telephone - 2.84%
BellSouth Corporation,
4.119%, 4-26-05 (A)	1,000	1,014,071
SBC Communications Inc.,
4.206%, 6-5-05 (A)	600	608,011

		1,622,082

Total Notes - 42.19%		24,073,423

TOTAL CORPORATE OBLIGATIONS - 70.27%		$40,093,507

(Cost: $40,093,507)

MUNICIPAL OBLIGATIONS

California - 6.57%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds, Air Products Manufacturing Corporation, Taxable Series 1997A,
1.62%, 10-7-04	2,875	2,875,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
1.83%, 10-6-04	875	875,000

		3,750,000

Florida - 2.63%
University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds, Interdisciplinary Research Building Project, Taxable Series 2004B (Bank of America, N.A.),
1.8%, 10-6-04	1,500	1,500,000

Maryland - 2.72%
Mayor and City Council of Baltimore (City of Baltimore, Maryland), General Obligation Bonds, Consolidated Public Improvement Bonds: Series 2003C (Variable Rate Demand/Taxable),
1.8%, 10-7-04	500	500,000
Series 2003D (Variable Rate Demand/Taxable),
1.8%, 10-7-04	1,050	1,050,000

		1,550,000

New York - 2.70%
The City of New York, General Obligation Bonds, Fiscal 1995 Series B, Taxable Adjustable Rate Bonds (Bayerische Landesbank Girozentrale, New York Branch),
1.76%, 12-1-04	1,540	1,540,000

Texas - 1.40%
Gulf Coast Waste Disposal Authority, Pollution Control Revenue Bonds (Amoco Oil Company Project), Taxable Series 1995,
1.57%, 10-4-04	800	800,000

Washington - 5.02%
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds, Springfield Meadows Apartments Project, Series 2001B (U.S. Bank, National Assocation),
1.93%, 10-4-04	1,695	1,695,000
Watts Brothers Frozen Foods, L.L.C., Variable Rate Demand Taxable Revenue Bonds, 1997 (U.S. Bank of Washington, National Association),
1.9%, 10-7-04	1,169	1,169,000

		2,864,000

TOTAL MUNICIPAL OBLIGATIONS - 21.04%		$12,004,000

(Cost: $12,004,000)

UNITED STATES GOVERNMENT SECURITIES

Federal Home Loan Bank:
1.3%, 2-23-05	500	500,000
1.47%, 3-1-05	800	800,000
1.3%, 4-27-05	1,200	1,200,000
1.35%, 4-29-05	500	500,000
1.555%, 5-3-05	250	250,000
Overseas Private Investment Corporation:
1.82%, 10-6-04	594	594,000
1.86%, 10-6-04	860	860,465

TOTAL UNITED STATES GOVERNMENT SECURITIES - 8.25%		$4,704,465

(Cost: $4,704,465)

TOTAL INVESTMENT SECURITIES - 99.56%		$56,801,972

(Cost: $56,801,972)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.44%		252,205

NET ASSETS - 100.00%		$57,054,177

Notes to Schedule of Investments
(A)
Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the total value of these securities amounted to $4,355,850 or 7.63% of net assets.

THE INVESTMENTS OF MORTGAGE SECURITIES FUND
September 30, 2004

	Principal Amount in Thousands

CORPORATE DEBT SECURITIES		Value

Finance Companies
Banc of America Funding Corporation,
5.08035%, 9-20-34	$148	$148,777
Bear Stearns Commercial Mortgage Security,
5.064%, 5-14-16(A)	150	153,358
CHL Mortgage Pass-Through Trust 2003-28,
4.15%, 8-25-33	150	143,490
Capital One Multi-asset Execution Trust,
6.0%, 8-15-13	150	159,724
Credit Suisse First Boston Mortgage Securities Corp.,
6.0%, 11-25-18	118	121,584
FIRSTPLUS Home Loan Owner Trust 1998-5,
6.92%, 12-10-24	101	101,301
GMAC Mortgage Corporation Loan Trust,
4.52358%, 8-19-34	100	99,795
GSR Mortgage Loan Trust 2004-9,
3.932%, 8-1-34	150	143,840
Green Tree Financial Corporation,
7.95%, 8-15-25	150	163,241
MASTR Asset Securitization Trust 2003-10,
5.50%, 11-25-33	98	98,533
Origen Manufactured Housing Contract Trust 2004-B,
4.75%, 8-15-21	100	99,344
Structured Asset Securities Corporation,
5.63%, 5-25-34	100	100,920
Wells Fargo Mortgage Backed Securities 2004-Q Trust,
4.975%, 9-25-34	100	99,998

TOTAL CORPORATE DEBT SECURITIES - 9.59%		$1,633,905

(Cost: $1,610,140)

UNITED STATES GOVERNMENT SECURITIES

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
6.0%, 10-1-33	924	960,473
5.5%, 10-1-34	500	516,250
5.5%, 10-1-34	300	304,031
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.0%, 8-1-19	893	908,420
7.0%, 11-1-32	464	494,875
5.0%, 2-1-34	3,317	3,286,298
5.5%, 3-1-34	2,150	2,180,676
6.0%, 4-1-34	403	417,093
6.5%, 4-1-34	1,833	1,924,610
5.5%, 6-1-34	1,295	1,313,515
5.5%, 7-1-34	497	505,996
6.0%, 8-1-34	492	509,786
6.0%, 8-1-34	250	258,659
5.5%, 9-1-34	148	149,978
6.5%, 9-1-34	250	262,210
Government National Mortgage Association Fixed Rate Participation Certificates:
6.25%, 7-15-24	139	147,585
5.0%, 10-1-34	200	198,875
Government National Mortgage Association Non-Agency REMIC/CMO,
5.008%, 12-16-25	500	513,217

TOTAL UNITED STATES GOVERNMENT SECURITIES - 87.14%		$14,852,547

(Cost: $14,526,969)

SHORT-TERM SECURITY - 9.17%

Repurchase Agreement
Merrill Lynch, Pierce, Fenner & Smith Inc., 1.7% Repurchase Agreement dated 9-30-04 to be repurchased at $1,563,074 on 10-1-04(B)	1,563	$1,563,000

(Cost: $1,563,000)

TOTAL INVESTMENT SECURITIES - 105.90%		$16,486,452

(Cost: $17,700,109)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (5.90%)		(1,006,075)

NET ASSETS - 100.00%		$15,480,377

Notes to Schedule of Investments

(A)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the total value of this security amounted to 0.99% of net assets.

(B)	Collateralized by $1,595,280 Government National Mortgage Association Bond, 4.0% due 11-20-33; market value and accrued interest aggregate $1,619,426.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

THE INVESTMENTS OF REAL ESTATE SECURITIES FUND
September 30, 2004

COMMON STOCKS	Shares	Value

Business Equipment and Services - 3.31%
Brookfield Properties Corporation	8,500	$274,210

Homebuilders, Mobile Homes - 0.45%
WCI Communities, Inc.*	1,600	37,280

Hotels and Gaming - 8.78%
Fairmont Hotels & Resorts Inc.	3,500	95,620
Hilton Hotels Corporation	16,000	301,440
Starwood Hotels & Resorts Worldwide, Inc.	7,400	343,508

		740,568

Multiple Industry - 2.19%
Boardwalk Real Estate Investment Trust(A)	13,500	181,581

Real Estate Investment Trust - 79.05%
Affordable Residential Communities Inc.	1,300	18,980
Alexandria Real Estate Equities, Inc.	2,400	157,728
American Campus Communities, Inc.*	8,100	150,336
AvalonBay Communities, Inc.	400	24,088
BRE Properties, Inc., Class A	1,900	72,865
Biomed Realty Trust, Inc.*	9,900	174,141
Boston Properties, Inc.	5,000	276,950
Brandywine Realty Trust	8,000	227,840
CBL & Associates Properties, Inc.	1,300	79,235
Camden Property Trust	1,300	60,060
Capital Automotive REIT	1,700	53,167
CarrAmerica Realty Corporation	2,500	81,750
Colonial Properties Trust	1,100	44,242
Cousins Properties Incorporated	5,100	174,981
Developers Diversified Realty Corporation	7,300	285,795
Entertainment Properties Trust	2,100	79,380
Equity One, Inc.	8,700	170,694
Equity Residential	7,500	232,500
Essex Property Trust, Inc.	500	35,925
Extra Space Storage Inc.	9,800	124,950
First Potomac Realty Trust	6,100	126,026
General Growth Properties, Inc.	9,800	303,800
Global Signal Inc.	1,200	27,480
Gramercy Capital Corp.*	7,100	110,760
Hersha Hospitality Trust	10,600	99,640
Home Properties, Inc.	1,600	63,296
Host Marriott Corporation*	6,600	92,598
Kimco Realty Corporation	4,200	215,460
Kite Realty Group Trust*	11,300	148,595
LTC Properties, Inc.	3,000	53,670
Liberty Property Trust	2,400	95,616
Mack-Cali Realty Corporation	900	39,870
Maguire Properties, Inc.	1,900	46,189
Mills Corporation (The)	7,100	368,277
Newcastle Investment Corp.	2,600	79,820
Omega Healthcare Investors, Inc.	3,100	33,356
PS Business Parks, Inc.	3,800	151,430
Prentiss Properties Trust	5,000	180,000
ProLogis	14,000	493,360
Regency Centers Corporation	800	37,192
Rouse Company (The)	3,300	220,704
Simon Property Group, Inc.	4,600	246,698
Strategic Hotel Capital, L.L.C.*	12,400	167,648
Tanger Factory Outlet Centers, Inc.	3,300	147,774
United Dominion Realty Trust, Inc.	13,100	259,773
Ventas, Inc.	4,800	124,416
Winston Hotels, Inc.	11,800	126,260

		6,585,315

Retail - Specialty Stores - 0.99%
Forest City Enterprises, Inc., Class A	1,500	82,650

TOTAL COMMON STOCKS - 94.77%		$7,901,604

(Cost: $7,330,202)
	Principal Amount in Thousands

SHORT-TERM SECURITY - 8.40%

Repurchase Agreement
Merrill Lynch, Pierce, Fenner & Smith Inc., 1.7% Repurchase Agreement dated 9-30-04 to be repurchased at $696,033 on 10-1-04(B)	$696	$696,000

(Cost: $696,000)

TOTAL INVESTMENT SECURITIES - 103.17%		$8,597,604

(Cost: $8,026,202)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (3.17%)		(263,076)

NET ASSETS - 100.00%		$8,334,528

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)	Listed on an exchange outside the United States.

(B)	Collateralized by $743,275 Government National Mortgage Association Bond, 6.0% due 11-15-31; market value and accrued interest aggregate $756,182.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY PORTFOLIO
September 30, 2004

COMMON STOCKS	Shares	Value

Broadcasting - 2.00%
XM Satellite Radio Holdings Inc., Class A*	180,100	$5,588,503

Business Equipment and Services - 8.02%
CheckFree Corporation*	266,600	7,366,158
Euronet Worldwide, Inc.*	293,550	5,496,724
First Data Corporation	221,100	9,617,850

		22,480,732

Communications Equipment - 4.51%
Cisco Systems, Inc.*	130,400	2,354,372
Foundry Networks, Inc.*	101,200	960,894
NETGEAR, Inc.*	142,400	1,741,552
Nokia Corporation, Series A, ADR	230,800	3,166,576
Scientific-Atlanta, Inc.	170,300	4,414,176

		12,637,570

Computers - Micro - 1.54%
Dell Inc.*	121,200	4,308,660

Computers -- Peripherals - 11.94%
Amdocs Limited*	213,950	4,670,528
Check Point Software Technologies Ltd.*	155,200	2,634,520
Computer Associates International, Inc.	107,200	2,819,360
EMC Corporation*	588,400	6,790,136
Hypercom Corporation*	219,300	1,618,434
Macromedia, Inc.*	59,400	1,192,455
Microsoft Corporation	222,500	6,151,012
Oracle Corporation*	184,800	2,087,316
Symbol Technologies, Inc.	434,240	5,488,794

		33,452,555

Consumer Electronics - 3.06%
Garmin Ltd.	198,200	8,571,159

Electronic Components - 11.25%
Amphenol Corporation, Class A*	117,300	4,018,698
Analog Devices, Inc.	59,900	2,322,922
Cherokee International Corporation*	128,400	1,058,016
Mediatek Incorporation (A)	381,006	2,556,332
Microchip Technology Incorporated	263,000	7,047,085
Motorola, Inc.	159,600	2,879,184
Samsung Electronics Co., Ltd. (A)	24,000	9,545,810
United Microelectronics Corporation*	616,829	2,084,882

		31,512,929

Health Care -- Drugs - 13.06%
Alcon, Inc.	148,800	11,933,760
Amgen Inc.*	84,700	4,810,536
Corgentech Inc.*	77,600	1,323,468
Forest Laboratories, Inc.*	89,200	4,012,216
Genzyme Corporation*	149,300	8,110,723
IVAX Corporation*	334,500	6,405,675

		36,596,378

Health Care -- General - 5.39%
Advanced Medical Optics, Inc.*	63,000	2,492,910
Boston Scientific Corporation*	317,000	12,594,410

		15,087,320

Hospital Supply and Management - 13.70%
Anthem, Inc.*	32,400	2,826,900
Cerner Corporation*	291,900	12,643,649
Guidant Corporation	101,600	6,709,664
HCA Inc.	142,900	5,451,635
UnitedHealth Group Incorporated	96,500	7,115,910
WellCare Group, Inc.	192,100	3,640,295

		38,388,053

Multiple Industry - 10.96%
AU Optronics Corp., ADR	85,300	1,067,956
Critical Therapeutics, Inc.*	171,000	1,003,770
Cytokinetics, Incorporated*	51,900	690,530
Radiation Therapy Services, Inc.*	113,400	1,308,636
Research In Motion Limited*	348,800	26,625,648

		30,696,540

Security and Commodity Brokers - 2.04%
Chicago Mercantile Exchange Holdings Inc.	35,500	5,726,150

Timesharing and Software - 1.49%
Alliance Data Systems Corporation*	103,100	4,181,736

Utilities - Telephone - 2.19%
NII Holdings Inc, Class B*	96,700	3,989,358
Telesystem International Wireless Inc.*	228,500	2,159,325

		6,148,683

TOTAL COMMON STOCKS - 91.15%		$255,376,968

(Cost: $220,858,481)

TOTAL SHORT-TERM SECURITIES - 8.38%		$23,475,842

(Cost: $23,475,842)

TOTAL INVESTMENT SECURITIES - 99.53%		$278,852,810

(Cost: $244,334,323)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.47%		1,315,719

NET ASSETS - 100.00%		$280,168,529

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)	Listed on an exchange outside the United States.

THE INVESTMENTS OF SMALL CAP GROWTH PORTFOLIO
September 30, 2004

COMMON STOCKS	Shares	Value

Apparel - 2.03%
Quiksilver, Inc.*	413,200	$10,503,544

Banks - 2.88%
City National Corporation	134,300	8,722,785
Southwest Bancorporation of Texas, Inc.	308,000	6,190,800

		14,913,585

Beverages - 0.94%
Mondavi (Robert) Corporation (The), Class A*	124,717	4,878,306

Broadcasting - 1.36%
Cox Radio, Inc., Class A*	302,810	4,517,925
Entercom Communications Corp.*	77,250	2,522,985

		7,040,910

Business Equipment and Services - 7.76%
Acxiom Corporation	280,300	6,652,920
CheckFree Corporation*	375,755	10,382,111
Entegris, Inc.*	21,710	181,170
Hewitt Associates Inc., Class A*	179,500	4,749,570
MAXIMUS, Inc.*	58,350	1,681,063
Resources Connection, Inc.*	262,832	9,938,992
Sapient Corporation*	861,000	6,565,125

		40,150,951

Capital Equipment - 2.83%
Chicago Bridge & Iron Company N.V., NY Shares	241,400	7,239,586
Nordson Corporation	215,357	7,388,899

		14,628,485

Chemicals -- Specialty - 1.56%
Minerals Technologies Inc.	137,450	8,090,307

Communications Equipment - 2.87%
ADTRAN, Inc.	227,600	5,165,382
Inter-Tel, Incorporated	340,100	7,366,566
Tekelec*	137,700	2,306,475

		14,838,423

Computers -- Peripherals - 13.50%
Avid Technology, Inc.*	313,600	14,684,320
Cognex Corporation	318,200	8,338,431
Kronos Incorporated*	237,100	10,513,014
Macromedia, Inc.*	437,500	8,782,812
MICROS Systems, Inc.*	181,300	9,075,878
National Instruments Corporation	338,150	10,244,254
Take-Two Interactive Software, Inc.*	249,400	8,194,037

		69,832,746

Cosmetics and Toiletries - 1.22%
NBTY, Inc.*	292,500	6,306,300

Electrical Equipment - 0.79%
Power-One, Inc.*	629,000	4,069,630

Electronic Components - 2.10%
FormFactor, Inc.*	264,900	5,129,788
Semtech Corporation*	298,200	5,717,985

		10,847,773

Electronic Instruments - 3.37%
WMS Industries Inc.*	300,700	7,724,983
FLIR Systems, Inc.*	165,950	9,710,564

		17,435,547

Finance Companies - 1.48%
Financial Federal Corporation*	204,800	7,675,904

Food & Related - 1.57%
J.M. Smucker Company (The)	182,500	8,104,825

Health Care -- Drugs - 5.28%
Angiotech Pharmaceuticals, Inc.*	380,700	7,718,692
Andrx Corporation*	280,700	6,269,434
Martek Biosciences Corporation*	189,974	9,256,483
Taro Pharmaceutical Industries Ltd.*	173,400	4,050,624

		27,295,233

Health Care -- General - 9.71%
Advanced Neuromodulation Systems, Inc.*	251,500	7,630,510
American Medical Systems Holdings, Inc.*	84,900	3,082,295
Hologic, Inc.*	238,200	4,578,204
Intuitive Surgical, Inc.*	157,600	3,911,632
Omnicare, Inc.	335,150	9,504,854
ResMed Inc.*	201,700	9,602,937
Schein (Henry), Inc.*	113,200	7,052,926
Wright Medical Group, Inc.*	194,900	4,898,811

		50,262,169

Hospital Supply and Management - 5.42%
Advisory Board Company (The)*	168,403	5,647,395
Cerner Corporation*	346,856	15,024,068
LabOne, Inc.*	188,451	5,531,037
Odyssey HealthCare, Inc.*	102,800	1,825,214

		28,027,714

Motor Vehicle Parts - 1.79%
Gentex Corporation	263,500	9,250,168

Multiple Industry - 0.42%
Cogent, Inc.*	50,600	923,450
Santarus, Inc.	138,000	1,263,390

		2,186,840

Petroleum - Domestic - 1.01%
Western Gas Resources, Inc.	182,200	5,209,098

Petroleum - International - 3.34%
Newfield Exploration Company*	282,500	17,300,300

Petroleum - Services - 2.22%
Patterson-UTI Energy, Inc.	601,600	11,460,480

Publishing - 1.95%
Getty Images, Inc.*	182,662	10,101,209

Railroad - 1.34%
Kansas City Southern*	457,700	6,943,309

Restaurants - 2.86%
Panera Bread Company, Class A*	178,200	6,688,737
Sonic Corp.*	317,400	8,109,570

		14,798,307

Retail -- Specialty Stores - 2.96%
Abercrombie & Fitch Co., Class A	231,400	7,289,100
O'Reilly Automotive, Inc.*	210,500	8,050,573

		15,339,673

Timesharing and Software - 5.81%
Digitas Inc.*	774,300	5,996,954
FactSet Research Systems, Inc.	324,250	15,628,850
MicroStrategy Incorporated, Class A*	205,250	8,419,355

		30,045,159

TOTAL COMMON STOCKS - 90.37%		$467,536,895

(Cost: $413,137,565)

TOTAL SHORT-TERM SECURITIES - 9.08%		$46,959,229

(Cost: $46,959,229)

TOTAL INVESTMENT SECURITIES - 99.44%		$514,496,124

(Cost: $460,096,794)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.56%		2,875,486

NET ASSETS - 100.00%		$517,371,610

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

THE INVESTMENTS OF SMALL CAP VALUE PORTFOLIO
September 30, 2004

COMMON STOCKS	Shares	Value

Air Transportation - 1.63%
Alaska Air Group, Inc.*	15,200	$376,656
EGL, Inc.*	27,600	835,590
Mesa Air Group, Inc.*	52,400	268,288
SkyWest, Inc.	19,500	294,157

		1,774,691

Aircraft - 1.54%
AAR CORP.*	43,000	535,350
HEICO Corporation	19,600	346,528
HEICO Corporation, Class A	1,810	24,399
Herley Industries, Inc.*	14,200	264,901
Triumph Group, Inc.*	14,900	504,067

		1,675,245

Apparel - 1.24%
OshKosh B'Gosh, Inc., Class A	16,600	336,897
Payless ShoeSource, Inc.*	63,500	643,255
Russell Corporation	22,000	370,480

		1,350,632

Banks - 0.78%
First Niagara Financial Group, Inc.	26,300	352,683
Sterling Bancshares, Inc.	36,900	495,752

		848,435

Broadcasting - 0.94%
Entercom Communications Corp.*	10,300	336,398
Gray Television, Inc.	21,700	258,230
LIN TV Corp., Class A*	21,900	426,612

		1,021,240

Business Equipment and Services - 5.23%
Carreker Corporation*	35,000	265,825
Excel Technology, Inc.*	10,600	272,791
Heidrick & Struggles International, Inc.*	28,500	820,658
John H. Harland Company	17,500	548,625
Learning Tree International, Inc.*	23,400	330,408
NCO Group, Inc.*	19,800	532,917
PTEK Holdings, Inc.*	74,500	636,975
Perot Systems Corporation, Class A*	35,400	568,524
ProQuest Company*	12,400	318,680
StarTek, Inc.	6,400	200,704
Stewart Enterprises, Inc., Class A*	115,200	798,912
Tetra Tech, Inc.*	23,100	293,139
Viad Corp	3,925	93,140

		5,681,298

Capital Equipment - 7.19%
Esterline Technologies Corporation*	16,500	504,735
Flowserve Corporation*	20,800	502,944
GrafTech International Ltd.*	52,700	735,165
Helix Technology Corporation	20,000	271,700
JLG Industries, Inc.	46,700	784,560
Joy Global Inc.	22,000	756,800
Kadant Inc.*	24,900	457,164
Manitowoc Company, Inc. (The)	19,700	698,562
Maverick Tube Corporation*	25,800	794,898
Regal-Beloit Corporation	16,000	387,040
Stewart & Stevenson Services, Inc.	24,000	424,080
Terex Corporation*	13,700	594,580
Valmont Industries, Inc.	19,000	396,530
Watts Water Technologies, Inc., Class A	18,700	502,095

		7,810,853

Chemicals -- Petroleum and Inorganic - 1.41%
Agrium Inc.	66,700	1,184,592
Tredegar Corporation	18,800	342,160

		1,526,752

Chemicals -- Specialty - 2.97%
Cambrex Corporation	21,600	474,120
Ferro Corporation	20,700	451,467
IMC Global Inc.*	25,300	439,967
Millennium Chemicals Inc.*	33,000	699,930
Minerals Technologies Inc.	4,500	264,870
OM Group, Inc.*	3,200	116,992
OMNOVA Solutions Inc.*	81,300	490,239
SPARTECH Corporation	11,600	291,160

		3,228,745

Coal - 1.11%
Massey Energy Company	16,200	468,666
Peabody Energy Corporation	12,300	731,850

		1,200,516

Communications Equipment - 2.76%
Advanced Fibre Communications, Inc.*	7,600	120,802
Anaren, Inc.*	28,800	385,776
Andrew Corporation*	49,500	605,633
Anixter International Inc.*	8,600	301,774
Belden CDT Inc.*	21,800	475,240
CommScope, Inc.*	27,000	583,200
Dycom Industries, Inc.*	18,600	528,054

		3,000,479

Computers -- Main and Mini - 0.19%
Silicon Graphics, Inc.*	143,500	205,205

Computers -- Peripherals - 2.99%
Actel Corporation*	18,800	284,444
Ascential Software Corporation*	12,900	173,956
Aspen Technology, Inc.*	65,372	455,970
Electronics for Imaging, Inc.*	26,100	424,647
Gerber Scientific, Inc.*	400	2,636
Inet Technologies, Inc.*	38,400	483,456
Keane, Inc.*	18,200	279,552
MRO Software, Inc.*	18,800	187,248
Mentor Graphics Corporation*	39,300	430,532
NMS Communications Corporation*	69,600	338,952
SimpleTech, Inc.*	52,800	191,136

		3,252,529

Construction Materials - 2.49%
Insituform Technologies, Inc., Class A*	19,500	363,870
Jacuzzi Brands, Inc.*	37,700	350,610
Martin Marietta Materials, Inc.	22,100	1,000,467
Trex Company, Inc.*	6,500	287,820
Walter Industries, Inc.	44,100	706,482

		2,709,249

Containers - 0.88%
Anchor Glass Container Corporation	39,700	327,128
Packaging Corporation of America	25,800	631,326

		958,454

Cosmetics and Toiletries - 0.43%
Playtex Products, Inc.*	73,600	463,680

Defense - 1.02%
Alliant Techsystems Inc.*	8,500	514,250
Teledyne Technologies Incorporated*	23,700	593,448

		1,107,698

Electrical Equipment - 0.91%
Acuity Brands, Inc.	13,500	320,895
C&D Technologies, Inc.	2,900	55,158
Federal Signal Corporation	16,300	302,854
Integrated Electrical Services, Inc.*	65,100	313,131

		992,038

Electronic Components - 4.75%
ATMI, Inc. *	22,300	456,815
AVX Corporation	15,800	187,230
Avnet, Inc.*	16,200	277,344
Brooks Automation, Inc.*	36,400	513,786
Cypress Semiconductor Corporation*	50,700	448,188
Hutchinson Technology Incorporated*	12,700	339,598
IXYS Corporation*	55,000	392,425
KEMET Corporation*	78,100	631,829
MKS Instruments, Inc.*	30,000	460,200
STATS ChipPAC Ltd., ADR	16,060	96,039
Thomas & Betts Corporation	17,100	458,622
TriQuint Semiconductor, Inc.*	64,500	251,227
Varian Semiconductor Equipment Associates, Inc.*	20,800	644,072

		5,157,375

Electronic Instruments - 3.93%
BEI Technologies, Inc.	5,400	148,419
Benchmark Electronics, Inc.*	7,100	211,580
LeCroy Corporation*	18,800	312,738
Roper Industries, Inc.	13,300	764,218
Technitrol, Inc.*	77,300	1,507,350
Veeco Instruments Inc.*	63,100	1,325,416

		4,269,721

Farm Machinery - 1.43%
AGCO Corporation*	32,400	732,888
Navistar International Corporation*	22,200	825,618

		1,558,506

Finance Companies - 2.10%
American Capital Strategies, Ltd.	23,100	723,377
GATX Corporation	31,600	842,456
MCG Capital Corporation	26,600	462,840
Medallion Financial Corp.	27,800	252,146

		2,280,819

Food and Related - 0.88%
American Italian Pasta Company, Class A	12,400	324,260
Chiquita Brands International, Inc.*	5,100	88,791
Sensient Technologies Corporation	25,300	547,492

		960,543

Forest and Paper Products - 0.54%
Caraustar Industries, Inc.*	34,968	588,337

Furniture and Furnishings - 0.97%
La-Z-Boy Incorporated	37,600	570,768
Steelcase Inc.	34,200	478,800

		1,049,568

Health Care -- Drugs - 1.83%
Albany Molecular Research, Inc.*	36,600	352,092
InterMune, Inc.*	28,600	339,053
Priority Healthcare Corporation, Class B*	23,800	480,641
Valeant Pharmaceuticals International	33,800	815,256

		1,987,042

Health Care -- General - 1.81%
Hanger Orthopedic Group, Inc.*	26,800	134,268
Hooper Holmes, Inc.	99,100	443,968
ICU Medical, Inc.*	10,800	280,746
STERIS Corporation*	19,300	423,442
SurModics, Inc.*	14,300	339,554
VIASYS Healthcare Inc.*	20,800	347,984

		1,969,962

Homebuilders, Mobile Homes - 0.20%
Champion Enterprises, Inc.	21,400	220,206

Hospital Supply and Management - 2.03%
Cytyc Corporation*	15,600	376,662
LifePoint Hospitals, Inc.*	17,600	526,680
Province Healthcare Company*	37,700	788,684
RehabCare Group, Inc.*	22,200	511,266

		2,203,292

Hotels and Gaming - 1.92%
Argosy Gaming Company*	28,000	1,097,600
Boyd Gaming Corporation	20,400	574,260
Penn National Gaming, Inc.*	10,300	416,274

		2,088,134

Household - General Products - 0.34%
Tupperware Corporation	21,800	370,164

Insurance - Life - 0.39%
AmerUs Group Co.	10,400	426,400

Insurance -- Property and Casualty - 2.18%
Harleysville Group Inc.	28,200	584,163
Hub International Limited	19,700	356,176
Odyssey Re Holdings Corp.	22,000	487,960
Ohio Casualty Corporation*	29,000	606,825
United National Group, Ltd., Class A*	22,800	334,020

		2,369,144

Leisure Time Industry - 1.23%
Callaway Golf Company	28,200	298,074
Pinnacle Entertainment, Inc.*	36,500	503,700
Steiner Leisure Limited*	19,300	426,433
Steinway Musical Instruments, Inc.*	4,000	108,800

		1,337,007

Metal Fabrication - 1.79%
Ladish Co., Inc.*	37,175	339,408
RTI International Metals, Inc.*	20,900	404,833
Titanium Metals Corporation*	7,650	179,469
Trinity Industries, Inc.	32,700	1,019,259

		1,942,969

Mining - 0.98%
Compass Minerals International, Inc.	21,500	477,300
Phelps Dodge Corporation	6,400	588,992

		1,066,292

Motor Vehicle Parts - 1.10%
American Axle & Manufacturing Holdings, Inc.	6,100	178,486
Apogee Enterprises, Inc.	28,338	364,710
BorgWarner Inc.	12,100	523,809
Tower Automotive, Inc.*	62,300	130,207

		1,197,212

Multiple Industry - 4.42%
Assured Guaranty Ltd.	21,300	354,858
iShares Russell 2000 Index Fund	34,710	3,957,634
MoneyGram International, Inc.	16,100	274,988
Platinum Underwriters Holdings, Ltd.	7,200	210,816

		4,798,296

Non-Residential Construction - 0.61%
Comfort Systems USA, Inc.*	36,900	243,540
ElkCorp	15,100	419,176

		662,716

Petroleum - Domestic - 1.15%
Cabot Oil & Gas Corporation	14,700	660,030
Spinnaker Exploration Company*	7,100	248,784
Stone Energy Corporation*	7,700	336,952

		1,245,766

Petroleum - International - 0.55%
Vintage Petroleum, Inc.	29,600	594,072

Petroleum - Services - 4.26%
Atwood Oceanics, Inc.*	11,800	560,972
Core Laboratories N.V.*	20,500	504,095
Global Industries, Ltd.*	83,300	513,961
Grey Wolf, Inc.*	104,800	512,472
Hanover Compressor Company*	65,700	883,665
Newpark Resources, Inc.*	66,200	397,200
Veritas DGC Inc.*	23,500	535,330
W-H Energy Services, Inc.*	35,000	726,250

		4,633,945

Publishing - 1.41%
Hollinger International Inc.	7,700	133,133
Journal Register Company*	28,200	532,980
Reader's Digest Association Inc. (The),
Class A	59,600	869,564

		1,535,677

Railroad - 1.46%
RailAmerica, Inc.*	26,700	295,035
Westinghouse Air Brake Technologies Corporation	68,800	1,285,872

		1,580,907

Real Estate Investment Trust - 1.20%
Heritage Property Investment Trust, Inc.	13,000	379,210
Highland Hospitality Corporation	19,300	220,020
Lexington Corporation Properties Trust	8,600	186,706
Rayonier Inc.	7,465	337,717
Reckson Associates Realty Corp.	6,300	181,125

		1,304,778

Restaurants - 1.58%
CKE Restaurants, Inc.*	37,100	409,955
California Pizza Kitchen, Inc.*	20,800	454,376
O'Charley's Inc.*	23,700	384,888
Papa John's International, Inc.*	11,000	337,865
Ryans Restaurant Group, Inc.*	8,500	125,927

		1,713,011

Retail - Food Stores - 0.65%
Longs Drug Stores Corporation	29,400	711,480

Retail - General Merchandise - 1.09%
BJ's Wholesale Club, Inc.*	21,200	579,608
Dillard's, Inc., Class A	9,000	177,660
Wild Oats Markets, Inc.*	49,300	426,692

		1,183,960

Retail -- Specialty Stores - 3.42%
American Eagle Outfitters, Inc.*	8,100	298,363
Barnes & Noble, Inc.*	5,900	218,300
CSK Auto Corporation*	17,800	237,096
Charming Shoppes, Inc.*	70,500	504,428
Christopher & Banks Corporation	26,500	424,265
Furniture Brands International, Inc.	13,500	338,580
Genesco Inc.*	4,200	98,910
Hancock Fabrics, Inc.	26,900	322,262
Hollywood Entertainment Corporation*	43,800	432,963
Too, Inc.*	31,700	572,819
Tweeter Home Entertainment Group, Inc.*	46,600	263,057

		3,711,043

Security and Commodity Brokers - 1.11%
A.G. Edwards, Inc.	10,900	377,358
Affiliated Managers Group, Inc.*	6,800	364,072
Fidelity National Financial, Inc.	8,925	340,042
SWS Group, Inc.	7,500	120,600

		1,202,072

Steel - 2.10%
Allegheny Technologies Incorporated	51,100	932,575
NS Group, Inc.*	29,400	543,900
United States Steel Corporation	21,300	801,306

		2,277,781

Timesharing and Software - 0.92%
CIBER, Inc.*	53,700	403,824
EarthLink, Inc.*	51,100	526,585
Pegasystems Inc.*	10,300	72,254

		1,002,663

Tires and Rubber Products - 0.56%
Cooper Tire & Rubber Company	30,300	611,151

Trucking and Shipping - 1.27%
Kirby Corporation*	10,500	421,575
OMI Corporation	59,700	956,394

		1,377,969

Utilities -- Electric - 0.51%
Hawaiian Electric Industries, Inc.	6,100	161,894
Westar Energy, Inc.	19,500	393,900

		555,794

Utilities - Gas and Pipeline - 0.57%
NUI Corporation	22,200	296,148
UGI Corporation	8,800	327,888

		624,036

Utilities -- Telephone - 0.33%
American Tower Corporation, Class A*	23,400	359,190

TOTAL COMMON STOCKS - 95.28%		$103,536,739

(Cost: $85,526,492)

TOTAL SHORT-TERM SECURITIES - 4.74%		$5,151,467

(Cost: $5,151,467)

TOTAL INVESTMENT SECURITIES - 100.02%		$108,688,206

(Cost: $90,677,959)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.02%)		(26,818)

NET ASSETS - 100.00%		$108,661,388

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

THE INVESTMENTS OF VALUE PORTFOLIO
September 30, 2004

COMMON STOCKS	Shares	Value

Aircraft - 3.13%
Lockheed Martin Corporation	100,100	5,583,578
Northrop Grumman Corporation*	71,600	3,818,428

		9,402,006

Aluminum - 0.84%
Alcan Inc.	74,800	2,512,532

Banks - 11.06%
Bank of America Corporation	269,500	11,677,435
Citigroup Inc.(A)	209,206	9,230,169
National City Corporation	68,400	2,641,608
U.S. Bancorp	89,994	2,600,827
Wachovia Corporation	58,100	2,727,795
Wells Fargo & Company	72,400	4,317,212

		33,195,046

Beverages - 1.56%
Coca-Cola Company (The)	45,400	1,818,270
Diageo plc, ADR	57,000	2,874,510

		4,692,780

Broadcasting - 2.65%
Cox Communications, Inc., Class A*	67,600	2,239,588
Viacom Inc., Class B	170,600	5,725,336

		7,964,924

Business Equipment and Services - 3.18%
ARAMARK Corporation, Class B	61,200	1,477,368
Office Depot, Inc.*(A)	221,000	3,321,630
Waste Management, Inc.	173,100	4,732,554

		9,531,552

Capital Equipment - 2.38%
Illinois Tool Works Inc.(A)	52,400	4,882,108
Ingersoll-Rand Company Limited, Class A	33,500	2,276,995

		7,159,103

Chemicals -- Petroleum and Inorganic - 2.00%
Dow Chemical Company (The)	68,800	3,108,384
du Pont (E.I.) de Nemours and Company	67,600	2,893,280

		6,001,664

Chemicals -- Specialty - 0.51%
Air Products and Chemicals, Inc.	28,100	1,528,078

Communications Equipment - 1.07%
Comverse Technology, Inc.*	170,400	3,212,892

Computers - Main and Mini - 1.51%
Hewlett-Packard Company	133,600	2,505,000
International Business Machines Corporation	23,700	2,032,038

		4,537,038

Computers -- Peripherals - 2.76%
Amdocs Limited*	123,900	2,704,737
Microsoft Corporation	99,600	2,753,442
Oracle Corporation*	251,500	2,840,692

		8,298,871

Cosmetics and Toiletries - 0.87%
NBTY, Inc.*(A)	121,500	2,619,540

Electronic Components - 0.69%
Texas Instruments Incorporated	96,700	2,057,776

Finance Companies - 4.73%
Fannie Mae	98,700	6,257,580
Freddie Mac	121,900	7,952,756

		14,210,336

Food and Related - 2.41%
J.M. Smucker Company (The)	67,900	3,015,439
Unilever N.V., NY Shares(A)	72,900	4,213,620

		7,229,059

Forest and Paper Products - 0.65%
International Paper Company	48,500	1,959,885

Furniture and Furnishings - 1.80%
Masco Corporation	156,900	5,417,757

Health Care -- Drugs - 1.24%
MedImmune, Inc.*	19,400	459,489
Shire Pharmaceuticals Group plc, ADR*	114,000	3,265,530

		3,725,019

Health Care -- General - 1.00%
Da Vita Inc.*	28,000	872,200
Wyeth	56,700	2,120,580

		2,992,780

Hospital Supply and Management - 2.05%
PacifiCare Health Systems, Inc.*	167,700	6,154,590

Insurance -- Property and Casualty - 3.85%
Allstate Corporation (The)	48,200	2,313,118
American International Group, Inc.	42,650	2,899,774
Assurant, Inc.	168,800	4,388,800
St. Paul Companies, Inc. (The)(A)	59,101	1,953,879

		11,555,571

Leisure Time Industry - 2.33%
Brunswick Corporation	70,800	3,239,808
Cendant Corporation	174,200	3,762,720

		7,002,528

Motion Pictures - 2.13%
News Corporation Limited (The), ADR	137,600	4,311,008
Time Warner Inc.*	128,500	2,073,990

		6,384,998

Multiple Industry - 4.29%
General Electric Company	383,100	12,864,498

Petroleum -- Domestic - 0.42%
ENSCO International Incorporated	38,800	1,267,596

Petroleum -- International - 10.26%
ChevronTexaco Corporation(A)	129,400	6,941,016
ConocoPhillips	46,600	3,860,810
Devon Energy Corporation(A)	60,800	4,317,408
Exxon Mobil Corporation	324,204	15,668,779

		30,788,013

Petroleum - Services - 0.58%
Baker Hughes Incorporated(A)	40,000	1,748,800

Publishing - 0.66%
Gannett Co., Inc.	23,800	1,993,488

Railroad - 0.75%
Union Pacific Corporation	38,400	2,250,240

Restaurants - 0.87%
CKE Restaurants, Inc.*	236,900	2,617,745

Retail - General Merchandise - 1.04%
Dollar General Corporation	154,300	3,109,145

Retail - Specialty Stores - 1.63%
Abercrombie & Fitch Co., Class A	155,600	4,901,400

Security and Commodity Brokers - 7.54%
Merrill Lynch & Co., Inc.	29,400	1,461,768
Morgan (J.P.) Chase & Co.	274,888	10,921,300
Morgan Stanley	68,410	3,372,613
Prudential Financial, Inc.	146,100	6,872,544

		22,628,225

Tobacco - 1.76%
Altria Group, Inc.(A)	112,100	5,273,184

Utilities -- Electric - 4.81%
Dominion Resources, Inc.	61,200	3,993,300
Entergy Corporation(A)	61,000	3,697,210
PPL Corporation	72,700	3,429,986
Pepco Holdings, Inc.	167,000	3,323,300

		14,443,796

Utilities - Gas and Pipeline - 1.12%
Kinder Morgan, Inc.	53,500	3,360,870

Utilities -- Telephone - 5.71%
CenturyTel, Inc.(A)	58,700	2,009,888
SBC Communications Inc.	134,600	3,492,870
Sprint Corporation	209,700	4,221,261
Verizon Communications Inc.	107,200	4,221,536
Vodafone Group Plc, ADR	132,900	3,204,219

		17,149,774

TOTAL COMMON STOCKS - 97.84%		$293,743,099

(Cost: $263,491,644)

TOTAL SHORT-TERM SECURITY - 1.41%		$4,227,000

(Cost: $4,227,000)

TOTAL INVESTMENT SECURITIES - 99.25%		$297,970,099

(Cost: $267,718,644)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.75%		2,243,267

NET ASSETS - 100.00%		$300,213,366

Notes to Schedule of Investments
	*No dividends were paid during the preceding 12 months.

(A)	Securities serve as cover for the following written call options outstanding at September 30, 2004:

		Contracts
	Underlying	Subject	Expiration Month/	Premium	Market
	Security	to Call	Exercise Price	Received	Value
	---	----	------	---	---
	Altria Group, Inc.	141	Jan/57	$8,037	$1,974
	Baker Hughes Incorporated	400	Oct/42.5	26,290	70,000
	CenturyTel, Inc.	587	Dec/35	44,612	62,516
	ChevronTexaco Corporation	178	Nov/55	12,994	15,130
	Citigroup Inc.	258	Oct/43.5	17,544	5,470
	Devon Energy Corporation	95	Oct/75	16,340	2,375
	Entergy Corporation	610	Feb/66	46,360	26,840
	Illinois Tool Works Inc.	123	Oct/95	12,546	5,535
	Unilever N.V., NY Shares	244	Oct/63	14,884	244

				$199,607	$190,084

	In addition to the above written call options, the following written put options were outstanding as of September 30, 2004:

		Contracts
	Underlying	Subject	Expiration Month/	Premium	Market
	Security	to Put	Exercise Price	Received	Value
	----	----	------	---	---
	NBTY, Inc.	297	Dec/17.5	$9,207	$9,207
	Office Depot, Inc.	891	Oct/15	30,293	22,275
	St. Paul Companies, Inc. (The)	84	Nov/30	3,696	3,780

				$43,196	$35,262

	See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

	See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Insert __________ Schedule of Investments file here.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

W&R Target Funds, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date November 29, 2004

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date November 29, 2004